UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Income Fund of America®

[photo of two plums on a branch]

Semi-annual report for the six months ended January 31, 2011

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	5.50%	3.14%	5.58%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver and/or reimbursements, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details.

Results for other share classes can be found on page 41.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of two plums on a branch]

For the six months ended January 31, 2011, The Income Fund of America (IFA) gained 11.4% for shareholders who reinvested dividends totaling approximately 42 cents per share.

IFA’s return trailed the 17.9% increase reported by the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. However, the fund significantly outpaced the 0.2% rise turned in by the unmanaged Barclays Capital U.S. Aggregate Index, a proxy for the U.S. bond market.

For the six months, IFA’s return also compared favorably with that of its peer group, as measured by the Lipper Income Funds Index, which gained 7.2%.

The economic climate

Despite generally weak economic data and lingering concerns over government debt crises in several European countries, stock markets moved sharply upward during the six months. Investors found hope in robust corporate profits and fiscal and monetary policy that seemed favorable toward growth.

The strongest areas of the stock market were the so-called cyclical sectors that typically fare well amid improving economic conditions. Areas posting the highest increases included energy, materials, industrials and consumer discretionary stocks, all of which stand to benefit should a recovery take deeper hold.

Conversely, less economically sensitive areas such as health care and consumer staples gained considerably less than the broader market.

The fund’s stock holdings generally reflected these trends. Among larger positions, Royal Dutch Shell (30.5%), Home Depot (29.0%), DuPont (24.6%) and Chevron (24.6%) posted sizable gains. Bristol-Myers Squibb (1.0%) barely finished in the black while Merck (–3.7%) fell. Despite being part of a sector whose overall returns lagged the broader market, Verizon (22.6%), the fund’s largest holding, appreciated significantly.

Total return from bonds

The bond portion of the fund’s portfolio significantly exceeded the results recorded by the Barclays index. High-yield instruments, which often behave like economically sensitive stocks, experienced significant price appreciation while also providing considerable income for the fund. These investments play an important role in helping IFA meet its income objective. However, recent price increases have brought valuations for these bonds more into line with their underlying fundamentals and made them less attractive.

At the high-quality end of the fixed-income spectrum, low interest rates have kept yields on the fund’s U.S. Treasury investments at low levels. We retain sizable positions in these securities because they have historically provided considerable stability for the fund, but are directing greater attention toward investments that contribute more to meeting our income objective.

As a result of our focus on other asset classes and price appreciation among equity holdings, IFA’s fixed-income holdings now comprise 28.7% of the portfolio, down from 31.8% when we last reported to you.

The income environment

Though the current low interest rate environment continues to present challenges to investors seeking income from bonds, conditions appear to be improving in the equity area. In fact, in 2010 more than half the companies in the S&P 500 announced dividend increases. For many, the dividend growth was facilitated by improving profitability that was, in part, attributable to some of the cost cutting and organizational streamlining that took place during the downturn.

We believe this climate remains favorable for the fund’s yield, which continues to significantly exceed that of its Lipper peer group and the S&P 500.

Seeking opportunity

In past reports, we’ve discussed how solid companies in out-of-favor sectors have historically been part of our focus. We are typically drawn to such firms because of the rise in yield that often accompanies a fall in stock price, and the fact that the combination of current income and potential price appreciation aligns with fund objectives.

At present, however, no area of the market precisely fits that “down and out” description. Instead, we are finding that opportunities are scattered over many sectors and share a slightly different profile. Namely, they are fundamentally sound companies that we believe have balance sheets that will enable them to sustain and grow their dividends. In addition, we believe that their managers are committed to returning cash to shareholders through dividends.

That said, one sector we are keeping an eye on is financials. Prior to the financial crisis, bank stocks had been a significant source of dividends. But as the health of the sector deteriorated, most eliminated their payouts — both out of need and as a condition for receiving governmental assistance. Yet with many banks having repaid their loans and regained their footing, a resumption of dividend payouts is a possibility. Currently, the U.S. government is “stress testing” firms, and those judged financially fit and well managed could re-enter the realm of dividend-paying companies that meet our yield thresholds.

Going forward

Looking ahead, we find reasons for optimism. Improved employment figures in the United States and financial restructuring in the European Union are encouraging. Yet we also recognize that economic improvement will likely create inflationary pressures within the global economy. Indeed, recent data suggests that “input” costs — commodities and agricultural products, for example — for many goods have risen, and those costs may get passed along to consumers. An inflationary environment could trigger interest rate hikes which, if not handled carefully, could dampen growth. Lastly, the recent political unrest in the Middle East represents a meaningful concern.

These macroeconomic factors are, of course, beyond our control. What remains within our capability, however, is our approach to investing. As always, it is focused on conducting fundamental research on individual companies and issuers to help determine their prospects as long-term investments. As it has for more than 35 years, this will remain our strategy as we work to meet IFA’s investment objectives.

We thank you for your continuing commitment to long-term investing.

Cordially,

/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

/s/ David C. Barclay

David C. Barclay
President

March 10, 2011

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 3.39%. The fund’s distribution rate for Class A shares as of that date was 4.08%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)
For periods ended January 31, 2011

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1

The Income Fund of America
(Class A shares)	11.4%	16.4%	4.1%	6.2%	11.4%

Standard & Poor’s 500 Composite Index	17.9	22.2	2.2	1.3	10.6

Lipper Income Funds Index2	7.2	11.7	4.3	4.4	—	3

Barclays Capital U.S. Aggregate Index	0.2	5.1	5.8	5.7	8.1	4

Consumer Price Index (inflation)5	1.0	1.6	2.1	2.3	4.3

1Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
2Source: Lipper. Figures do not reflect the effect of sales charges, account fees or taxes.
3The inception date for the index was December 31, 1988.
4From December 1, 1973, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Fund returns do not reflect the effect of sales charges.

A history of relatively high current income
For the five years ended January 31, 2011
The Income Fund of America’s 12-month dividend yield vs. benchmarks

[begin of line chart]
Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500

1/31/2006	3.75	2.70	1.75
7/31/2006	3.84	2.78	1.83
1/31/2007	4.24	3.03	1.75
7/31/2007	4.43	3.13	1.81
1/31/2008	4.68	3.61	2.03
7/31/2008	5.23	3.90	2.29
1/31/2009	6.72	4.50	3.39
7/31/2009	5.64	3.81	2.53
1/31/2010	4.56	3.21	2.07
7/31/2010	4.26	2.94	2.00
1/31/2011	4.45	2.81	1.78
[end of line chart]

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

	Percent of		Percent of
January 31, 2011 (unaudited)	net assets	July 31, 2010	net assets

Investment mix by security type		Investment mix by security type

U.S. common stocks	43.9%	U.S. common stocks	42.1%
Common stocks of issuers		Common stocks of issuers
outside the U.S.	19.6	outside the U.S.	18.6
U.S. Treasury & agency bonds & notes	4.1	U.S. Treasury & agency bonds & notes	5.7
Convertible securities, preferred stocks		Convertible securities & preferred stocks	3.0
& warrants	3.2	Other fixed-income securities	26.1
Other fixed-income securities	24.6	Short-term securities & other assets
Short-term securities & other assets		less liabilities	4.5
less liabilities	4.6

Five largest sectors in common stock holdings		Five largest sectors in common stock holdings

Industrials	9.6%	Industrials	8.3%
Financials	8.5	Consumer staples	7.1
Energy	6.9	Financials	6.9
Consumer staples	6.1	Utilities	6.8
Utilities	5.9	Health care	5.7

Ten largest common stock holdings		Ten largest common stock holdings

Verizon Communications	2.2%	Merck	2.2%
Home Depot	1.9	Verizon Communications	2.0
Royal Dutch Shell	1.8	Home Depot	1.5
Merck	1.7	Waste Management	1.5
Chevron	1.6	Chevron	1.4
Bristol-Myers Squibb	1.6	Bristol-Myers Squibb	1.4
Waste Management	1.5	Royal Dutch Shell	1.4
DuPont	1.3	McDonald’s	1.3
Philip Morris International	1.2	Philip Morris International	1.2
General Electric	1.2	Emerson Electric	1.2

Country diversification		Country diversification

United States	70.6%	United States	71.2%
Euro zone*	8.4	Euro zone†	9.0
United Kingdom	5.6	United Kingdom	5.1
Canada	2.5	Canada	2.1
Australia	2.1	Australia	2.0
Hong Kong	0.8	Japan	0.9
Other countries	5.4	Other countries	5.2
Short-term securities & other assets		Short-term securities & other assets
less liabilities	4.6	less liabilities	4.5

*Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.		†Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Summary investment portfolio, January 31, 2011
unaudited

			Percent
		Value	of net
Common stocks - 63.49%	Shares	(000)	assets

Industrials - 9.56%
Waste Management, Inc. (1)	28,115,000	$1,064,715	1.54%
General Electric Co.	39,650,000	798,551	1.16
Lockheed Martin Corp.	9,107,400	724,949	1.05
Schneider Electric SA (2)	3,430,209	535,482	.77
Honeywell International Inc.	7,825,000	438,278	.63
Emerson Electric Co.	6,350,000	373,888	.54
United Technologies Corp.	4,008,000	325,850	.47
Other securities		2,347,494	3.40
		6,609,207	9.56

Financials - 8.48%
Weyerhaeuser Co.	26,212,881	607,615	.88
HCP, Inc.	14,965,800	555,081	.80
HSBC Holdings PLC (United Kingdom) (2)	23,738,722	259,008
HSBC Holdings PLC (Hong Kong) (2)	14,326,382	156,254
HSBC Holdings PLC (ADR)	35,000	1,912	.60
Equity Residential, shares of beneficial interest	7,142,800	387,068	.56
Australia and New Zealand Banking Group Ltd. (2)	15,867,353	375,702	.54
Bank of Nova Scotia	6,025,000	339,713	.49
Other securities		3,183,496	4.61
		5,865,849	8.48

Energy - 6.85%
Royal Dutch Shell PLC, Class B (ADR)	9,970,000	703,583
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	425,940
Royal Dutch Shell PLC, Class B (2)	3,797,147	131,968	1.82
Chevron Corp.	11,845,000	1,124,446	1.63
Spectra Energy Corp	22,411,414	587,851	.85
TOTAL SA (ADR)	4,565,000	268,285
TOTAL SA (2)	3,755,000	219,756	.71
ConocoPhillips	6,000,000	428,760	.62
Crescent Point Energy Corp.	8,169,200	361,000	.52
Other securities		481,829	.70
		4,733,418	6.85

Consumer staples - 6.06%
Philip Morris International Inc.	13,965,000	799,357	1.16
Kraft Foods Inc., Class A	21,000,821	641,995	.93
Unilever NV, depository receipts (2)	9,295,000	274,863
Unilever NV (New York registered)	5,051,750	149,683	.61
Altria Group, Inc.	15,575,000	366,168	.53
H.J. Heinz Co.	6,611,700	314,056	.45
Procter & Gamble Co.	4,870,000	307,443	.45
Other securities		1,333,620	1.93
		4,187,185	6.06

Utilities - 5.93%
GDF SUEZ (2)	18,648,967	739,610	1.07
Duke Energy Corp.	41,146,172	735,694	1.06
National Grid PLC (2)	42,940,000	382,516	.55
Hongkong Electric Holdings Ltd. (2)	52,138,000	330,184	.48
Other securities		1,913,962	2.77
		4,101,966	5.93

Health care - 5.72%
Merck & Co., Inc.	35,190,830	1,167,280	1.69
Bristol-Myers Squibb Co.	44,192,500	1,112,767	1.61
Pfizer Inc	36,350,000	662,297	.96
Eli Lilly and Co.	12,650,000	439,841	.64
Other securities		570,611	.82
		3,952,796	5.72

Telecommunication services - 5.64%
Verizon Communications Inc.	42,960,000	1,530,235	2.21
Portugal Telecom, SGPS, SA (1) (2)	50,470,000	584,975	.85
AT&T Inc.	19,184,621	527,961	.76
Telstra Corp. Ltd. (2)	170,670,000	477,512	.69
Koninklijke KPN NV (2)	23,069,757	364,112	.53
Other securities		418,454	.60
		3,903,249	5.64

Consumer discretionary - 5.49%
Home Depot, Inc.	34,695,000	1,275,735	1.85
McDonald's Corp.	8,727,400	642,948	.93
McGraw-Hill Companies, Inc.	12,090,000	471,268	.68
Time Warner Cable Inc.	5,245,370	355,793	.51
Other securities		1,048,481	1.52
		3,794,225	5.49

Materials - 3.63%
E.I. du Pont de Nemours and Co.	17,115,000	867,388	1.26
Nucor Corp.	12,480,000	572,957	.83
Other securities		1,069,146	1.54
		2,509,491	3.63

Information technology - 3.56%
Microchip Technology Inc. (1)	14,128,000	515,248	.74
Automatic Data Processing, Inc.	8,015,000	383,918	.55
Maxim Integrated Products, Inc.	14,406,000	371,963	.54
Paychex, Inc.	10,805,991	345,792	.50
KLA-Tencor Corp.	7,350,000	323,988	.47
Other securities		522,939	.76
		2,463,848	3.56

Miscellaneous - 2.57%
Other common stocks in initial period of acquisition		1,779,451	2.57

Total common stocks (cost: $39,387,973,000)		43,900,685	63.49

Preferred stocks - 1.59%

Financials - 1.45%
Fannie Mae, Series O, 0% (3) (4) (5)	3,124,329	7,030
Fannie Mae, Series S, 8.25% noncumulative (3)	1,511,450	2,498	.01
Freddie Mac, Series V, 5.57% (3)	368,022	457	.00
Other securities		994,467	1.44
		1,004,452	1.45

Miscellaneous - 0.14%
Other preferred stocks in initial period of acquisition		94,460	.14

Total preferred stocks (cost: $1,104,036,000)		1,098,912	1.59

Warrants - 0.00%

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		1,321	.00

Total warrants (cost: $32,681,000)		1,321	.00

Convertible securities - 1.60%

Other - 1.12%
Other securities		775,334	1.12

Miscellaneous - 0.48%
Other convertible securities in initial period of acquisition		332,523	.48

Total convertible securities (cost: $942,776,000)		1,107,857	1.60

	Principal
	amount
Bonds & notes - 28.75%	(000)

Mortgage-backed obligations (6) - 4.25%
Fannie Mae 3.00%-11.699% 2012-2047 (5)	$1,526,675	1,586,838	2.30
Freddie Mac 2.711%-11.173% 2018-2040 (5)	224,882	241,208	.35
Other securities		1,097,273	1.60
		2,925,319	4.25

Consumer discretionary - 4.09%
Home Depot, Inc. 3.95%-5.875% 2016-2036	9,819	10,056	.01
Other securities		2,817,724	4.08
		2,827,780	4.09

Bonds & notes of U.S. government & government agencies - 4.07%
U.S. Treasury 0.625%-8.75% 2011-2040 (7)	2,486,877	2,610,937	3.78
Fannie Mae 6.25% 2029	47,000	55,501	.08
Freddie Mac 1.125% 2012	35,125	35,452	.05
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,972	.02
Other securities		97,688	.14
		2,811,550	4.07

Industrials - 2.07%
General Electric Capital Corp., Series A, 2.25% 2015	12,000	11,551
General Electric Co. 5.25% 2017	11,250	12,201	.03
WMX Technologies, Inc. 7.10% 2026 (1)	10,125	11,736	.02
Lockheed Martin Corp. 4.121% 2013	5,000	5,312	.01
Other securities		1,390,229	2.01
		1,431,029	2.07

Telecommunication services - 1.99%
Verizon Communications Inc. 3.75%-8.75% 2011-2035	93,085	101,880
ALLTEL Corp. 7.00% 2012	12,686	13,723	.17
Other securities		1,258,550	1.82
		1,374,153	1.99

Health care - 1.39%
Pfizer Inc 4.45%-6.20% 2012-2019	40,000	44,156	.06
Other securities		918,123	1.33
		962,279	1.39

Energy - 1.00%
Shell International Finance BV 1.875%-5.50% 2013-2040	31,500	33,217	.05
Chevron Corp. 3.95%-4.95% 2014-2019	2,800	3,113	.00
Other securities		657,322	.95
		693,652	1.00

Other - 9.82%
Other securities		6,798,173	9.82

Miscellaneous - 0.07%
Other bonds & notes in initial period of acquisition		50,336	.07

Total bonds & notes (cost: $18,934,322,000)		19,874,271	28.75

Short-term securities - 4.12%

U.S. Treasury Bills 0.146%-0.242% due 2/24-10/20/2011	$792,700	792,114	1.14
Freddie Mac 0.18%-0.301% due 2/14-11/1/2011	725,200	724,737	1.05
Fannie Mae 0.16%-0.513% due 2/2-9/1/2011	362,700	362,534	.52
General Electric Capital Services, Inc. 0.23% due 2/28/2011	70,000	69,989
General Electric Capital Corp. 0.17% due 2/1/2011	40,000	40,000	.16
Other securities		860,478	1.25

Total short-term securities (cost: $2,849,505,000)		2,849,852	4.12

Total investment securities (cost: $63,251,293,000)		68,832,898	99.55
Other assets less liabilities		310,633	.45

Net assets		$69,143,531	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $43,354,000, which represented .06% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2011 (000)
Waste Management, Inc.	27,615,000	500,000	-	28,115,000	$17,555	$1,064,715
WMX Technologies, Inc. 7.10% 2026	$10,125,000	-	-	$10,125,000	359	11,736
Portugal Telecom, SGPS, SA (2) (8)	-	50,470,000	-	50,470,000	56,192	584,975
Microchip Technology Inc.	14,128,000	-	-	14,128,000	14,580	515,248
Masco Corp.	16,989,176	4,800,775	-	21,789,951	3,268	290,242
Digital Realty Trust, Inc. (8)	1,893,300	3,181,700	-	5,075,000	3,858	276,080
Hospitality Properties Trust	8,015,000	-	-	8,015,000	7,214	199,333
Hospitality Properties Trust 6.70% 2018	$16,175,000	-	-	$16,175,000	544	17,229
Hospitality Properties Trust 6.30% 2016	$2,400,000	$11,177,000	-	$13,577,000	120	14,382
Hospitality Properties Trust 6.75% 2013	$21,265,000	-	$8,615,000	$12,650,000	536	13,362
Hospitality Properties Trust 5.625% 2017	$8,485,000	$1,684,000	-	$10,169,000	308	10,230
Hospitality Properties Trust 5.125% 2015	$2,160,000	-	-	$2,160,000	83	2,229
Arthur J. Gallagher & Co.	6,000,000	-	-	6,000,000	3,840	178,080
First Niagara Financial Group, Inc.	11,650,000	-	-	11,650,000	3,379	161,702
Georgia Gulf Corp. 9.00% 2017 (4)	$50,965,000	$6,200,000	$2,600,000	$54,565,000	2,399	60,499
Georgia Gulf Corp. (3)	2,623,146	-	720,221	1,902,925	-	50,675
Georgia Gulf Corp. 10.75% 2016	$3,385,000	-	-	$3,385,000	184	3,630
FirstMerit Corp.	5,495,000	-	-	5,495,000	1,758	100,668
Macquarie Korea Infrastructure Fund (2)	21,541,078	-	-	21,541,078	2,883	92,236
Trustmark Corp.	3,257,000	-	-	3,257,000	1,498	78,135
Applied Industrial Technologies, Inc. (9)	2,738,790	-	2,738,790	-	931	-
Clarent Hospital Corp. Liquidating Trust (9)	484,684	-	484,684	-	-	-
Prime Infrastructure Group (9)	22,756,141	-	22,756,141	-	7,044	-
Weyerhaeuser Co. (9)	10,728,000	15,484,881	-	26,212,881	1,240	-
					$129,773	$3,725,386

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $10,191,558,000, which represented 14.74% of the net assets of the fund. This amount includes $10,021,086,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Security did not produce income during the last 12 months.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,236,754,000, which represented 7.57% of the net assets of the fund.

(5) Coupon rate may change periodically.
(6) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2010; it was not publicly disclosed.
(9) Unaffiliated issuer at 1/31/2011.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $59,706,802)	$65,107,512
Affiliated issuers (cost: $3,544,491)	3,725,386	$68,832,898
Cash denominated in currencies other than U.S. dollars
(cost: $1,046)		1,046
Cash		8,641
Receivables for:
Sales of investments	268,485
Sales of fund's shares	94,138
Dividends and interest	383,544	746,167
		69,588,752
Liabilities:
Payables for:
Purchases of investments	288,547
Repurchases of fund's shares	103,954
Investment advisory services	12,188
Services provided by related parties	36,583
Trustees' deferred compensation	3,608
Other	341	445,221
Net assets at January 31, 2011		$69,143,531

Net assets consist of:
Capital paid in on shares of beneficial interest		$71,768,901
Undistributed net investment income		348,304
Accumulated net realized loss		(8,555,514)
Net unrealized appreciation		5,581,840
Net assets at January 31, 2011		$69,143,531

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (4,118,321 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$52,903,086	3,146,560	$16.81
Class B	2,212,876	132,632	16.68
Class C	6,287,475	377,768	16.64
Class F-1	1,963,779	116,993	16.79
Class F-2	662,226	39,399	16.81
Class 529-A	881,127	52,484	16.79
Class 529-B	86,953	5,198	16.73
Class 529-C	316,187	18,896	16.73
Class 529-E	41,480	2,477	16.75
Class 529-F-1	28,250	1,683	16.79
Class R-1	105,904	6,330	16.73
Class R-2	561,498	33,692	16.67
Class R-3	1,141,430	68,104	16.76
Class R-4	808,937	48,179	16.79
Class R-5	468,681	27,876	16.81
Class R-6	673,642	40,050	16.82

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $27,047;
also includes $125,240 from affiliates)	$880,118
Interest (includes $4,533 from affiliates)	682,685	$1,562,803

Fees and expenses*:
Investment advisory services	81,421
Distribution services	115,396
Transfer agent services	22,608
Administrative services	10,338
Reports to shareholders	1,599
Registration statement and prospectus	318
Trustees' compensation	782
Auditing and legal	21
Custodian	1,406
Other	929	234,818
Net investment income		1,327,985

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (includes $48,111 net gain from affiliates)	663,092
Currency transactions	3,695	666,787
Net unrealized appreciation (depreciation) on:
Investments	5,108,064
Currency translations	(939)	5,107,125
Net realized gain and unrealized appreciation
on investments and currency		5,773,912
Net increase in net assets resulting
from operations		$7,101,897

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended January 31, 2011*	Year ended July 31, 2010
Operations:
Net investment income	$1,327,985	$2,985,974
Net realized gain on investments and currency transactions	666,787	2,038,986
Net unrealized appreciation on investments and currency translations	5,107,125	3,712,658
Net increase in net assets resulting from operations	7,101,897	8,737,618

Dividends paid to shareholders from net investment income	(1,661,648)	(2,671,237)

Net capital share transactions	172,834	(2,485,102)

Total increase in net assets	5,613,083	3,581,279

Net assets:
Beginning of period	63,530,448	59,949,169
End of period (including undistributed
net investment income: $348,304 and $681,967, respectively)	$69,143,531	$63,530,448

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                             unaudited

1.	Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. Effective October 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of January 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$5,594,679	$1,014,365	(1)	$163	$6,609,207
Financials	4,531,115	1,334,734	(1)	-	5,865,849
Energy	4,381,694	351,724	(1)	-	4,733,418
Consumer staples	3,448,715	738,470	(1)	-	4,187,185
Utilities	2,107,550	1,994,416	(1)	-	4,101,966
Health care	3,678,270	274,526	(1)	-	3,952,796
Telecommunication services	2,162,970	1,740,279	(1)	-	3,903,249
Consumer discretionary	3,012,038	782,187	(1)	-	3,794,225
Materials	1,997,115	512,376	(1)	-	2,509,491
Information technology	2,114,702	349,146	(1)	-	2,463,848
Miscellaneous	850,588	928,863	(1)	-	1,779,451
Preferred stocks	120,256	978,656		-	1,098,912
Warrants	1,321	-		-	1,321
Convertible securities	636,405	471,452		-	1,107,857
Bonds & notes:
Corporate bonds & notes	-	7,137,963		150,930	7,288,893
Mortgage-backed obligations	-	2,905,940		19,379	2,925,319
Bonds & notes of U.S. government & government agencies	-	2,811,550		-	2,811,550
Other	-	6,798,173		-	6,798,173
Miscellaneous	-	50,336		-	50,336
Short-term securities	-	2,849,852		-	2,849,852
Total	$34,637,418	$34,025,008		$170,472	$68,832,898

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,021,086,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended January 31, 2011 (dollars in thousands):

	Beginning value at 8/1/2010	Net purchases and sales	Net realized loss(2)	Net unrealized appreciation(2)	Net transfers into Level 3(3)	Ending value at 1/31/2011
Investment securities	$83,477	$51,940	$(2,684)	$15,190	$22,549	$170,472

Net unrealized appreciation during the period on Level 3 investment securities held at January 31, 2011 (dollars in thousands) (2):						$8,309

(2) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

High-yield bond and long maturity risks — Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Risks of investing outside the U.S. — Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$704,404
Post-October currency loss deferrals (realized during the period November 1, 2009, through July 31, 2010)*		(3,084)
Capital loss carryforwards†:
Expiring 2017	$(1,328,267)
Expiring 2018	(7,892,940)	(9,221,207)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$8,091,302
Gross unrealized depreciation on investment securities	(2,522,856)
Net unrealized appreciation on investment securities	5,568,446
Cost of investment securities	63,264,452

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended January 31, 2011	Year ended July 31, 2010
Class A	$1,297,518	$2,089,796
Class B	50,174	97,153
Class C	132,517	211,864
Class F-1	47,159	79,624
Class F-2	15,703	19,206
Class 529-A	20,618	29,614
Class 529-B	1,879	3,344
Class 529-C	6,374	9,321
Class 529-E	915	1,307
Class 529-F-1	684	933
Class R-1	2,175	3,054
Class R-2	11,789	17,811
Class R-3	26,524	40,939
Class R-4	20,056	29,998
Class R-5	12,285	19,594
Class R-6	15,278	17,679
Total	$1,661,648	$2,671,237

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2011, the investment advisory services fee was $81,421,000, which was equivalent to an annualized rate of 0.243% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended January 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$61,411	$21,592	Not applicable	Not applicable	Not applicable
Class B	11,767	1,016	Not applicable	Not applicable	Not applicable
Class C	30,631	Included in administrative services	$3,780	$408	Not applicable
Class F-1	2,339		1,179	51	Not applicable
Class F-2	Not applicable		395	10	Not applicable
Class 529-A	904		314	38	$410
Class 529-B	452		35	11	45
Class 529-C	1,491		114	28	150
Class 529-E	96		15	2	19
Class 529-F-1	- *		9	1	13
Class R-1	501		66	11	Not applicable
Class R-2	2,038		407	724	Not applicable
Class R-3	2,784		822	315	Not applicable
Class R-4	982		578	21	Not applicable
Class R-5	Not applicable		220	5	Not applicable
Class R-6	Not applicable		141	1	Not applicable
Total	$115,396	$22,608	$8,075	$1,626	$637

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $782,000, shown on the accompanying financial statements, includes $275,000 in current fees (either paid in cash or deferred) and a net increase of $507,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2011
Class A	$3,225,105	197,894	$1,207,833	74,617	$(4,121,527)	(254,175)	$311,411	18,336
Class B	39,011	2,412	46,889	2,917	(488,198)	(30,232)	(402,298)	(24,903)
Class C	371,112	22,964	120,228	7,490	(583,417)	(36,331)	(92,077)	(5,877)
Class F-1	274,054	16,849	42,874	2,653	(322,124)	(19,906)	(5,196)	(404)
Class F-2	243,259	14,982	12,021	742	(99,055)	(6,069)	156,225	9,655
Class 529-A	97,165	5,977	20,610	1,274	(55,641)	(3,443)	62,134	3,808
Class 529-B	2,130	132	1,878	117	(16,090)	(995)	(12,082)	(746)
Class 529-C	31,834	1,963	6,370	394	(26,919)	(1,671)	11,285	686
Class 529-E	4,560	281	915	57	(2,542)	(158)	2,933	180
Class 529-F-1	6,777	418	684	42	(3,313)	(205)	4,148	255
Class R-1	15,400	958	2,167	134	(10,956)	(676)	6,611	416
Class R-2	71,138	4,408	11,774	733	(84,110)	(5,209)	(1,198)	(68)
Class R-3	128,122	7,919	26,486	1,640	(160,398)	(9,878)	(5,790)	(319)
Class R-4	106,537	6,541	20,021	1,238	(122,102)	(7,483)	4,456	296
Class R-5	64,010	3,922	12,273	759	(93,024)	(5,667)	(16,741)	(986)
Class R-6	145,323	8,834	15,278	942	(11,588)	(716)	149,013	9,060
Total net increase
(decrease)	$4,825,537	296,454	$1,548,301	95,749	$(6,201,004)	(382,814)	$172,834	9,389

Year ended July 31, 2010
Class A	$5,109,735	335,067	$1,909,103	124,792	$(8,765,580)	(576,354)	$(1,746,742)	(116,495)
Class B	69,078	4,576	89,100	5,865	(851,843)	(56,276)	(693,665)	(45,835)
Class C	646,265	42,774	182,915	12,069	(1,151,256)	(76,308)	(322,076)	(21,465)
Class F-1	347,380	22,812	69,299	4,536	(582,284)	(38,413)	(165,605)	(11,065)
Class F-2	195,285	12,881	12,577	824	(134,507)	(8,854)	73,355	4,851
Class 529-A	138,942	9,113	29,610	1,937	(86,396)	(5,685)	82,156	5,365
Class 529-B	5,063	333	3,344	219	(17,575)	(1,153)	(9,168)	(601)
Class 529-C	52,729	3,470	9,317	611	(46,884)	(3,100)	15,162	981
Class 529-E	7,221	475	1,307	86	(5,035)	(333)	3,493	228
Class 529-F-1	5,848	384	933	61	(5,273)	(348)	1,508	97
Class R-1	31,826	2,092	3,031	199	(25,382)	(1,678)	9,475	613
Class R-2	136,033	8,997	17,706	1,166	(145,325)	(9,616)	8,414	547
Class R-3	252,361	16,591	40,598	2,660	(268,692)	(17,679)	24,267	1,572
Class R-4	217,458	14,322	29,785	1,948	(201,984)	(13,233)	45,259	3,037
Class R-5	103,146	6,784	19,534	1,277	(110,781)	(7,299)	11,899	762
Class R-6	167,893	10,984	17,675	1,153	(8,402)	(544)	177,166	11,593
Total net increase
(decrease)	$7,486,263	491,655	$2,435,834	159,403	$(12,407,199)	(816,873)	$(2,485,102)	(165,815)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,132,406,000 and $10,866,625,000, respectively, during the six months ended January 31, 2011.
Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 1/31/2011(5)	$15.48	$.33	$1.42	$1.75	$(.42)	$-	$(.42)	$16.81	11.41%	$52,903.58%		(6)	.58%	(6)	4.09%	(6)
	Year ended 7/31/2010	14.04	.73	1.37	2.10	(.66)	-	(.66)	15.48	15.09	48,437.61			.61		4.82
	Year ended 7/31/2009	16.98	.74	(2.98	(2.24	(.70)	-	(.70)	14.04	(12.72)	45,569.64			.63		5.50
	Year ended 7/31/2008	20.54	.87	(2.67	(1.80	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029.57			.54		4.53
	Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713.56			.54		4.22
	Year ended 7/31/2006	18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188.56			.53		4.35

Class B:	Six months ended 1/31/2011(5)	15.37	.27	1.39	1.66	(.35)	-	(.35)	16.68	10.92	2,213	1.35	(6)	1.35	(6)	3.35	(6)
	Year ended 7/31/2010	13.94	.60	1.37	1.97	(.54)	-	(.54)	15.37	14.24	2,421	1.38		1.38		4.01
	Year ended 7/31/2009	16.87	.63	(2.95	(2.32	(.61)	-	(.61)	13.94	(13.37)	2,835	1.41		1.39		4.74
	Year ended 7/31/2008	20.43	.72	(2.66	(1.94	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
	Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46
	Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33		1.31		3.58

Class C:	Six months ended 1/31/2011(5)	15.33	.27	1.39	1.66	(.35)	-	(.35)	16.64	10.94	6,287	1.40	(6)	1.40	(6)	3.28	(6)
	Year ended 7/31/2010	13.91	.60	1.36	1.96	(.54)	-	(.54)	15.33	14.17	5,882	1.43		1.43		4.00
	Year ended 7/31/2009	16.84	.62	(2.94	(2.32	(.61)	-	(.61)	13.91	(13.43)	5,637	1.45		1.44		4.69
	Year ended 7/31/2008	20.39	.71	(2.65	(1.94	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
	Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41
	Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38		1.36		3.52

Class F-1:	Six months ended 1/31/2011(5)	15.46	.33	1.41	1.74	(.41)	-	(.41)	16.79	11.39	1,964.63		(6)	.63	(6)	4.04	(6)
	Year ended 7/31/2010	14.02	.73	1.37	2.10	(.66)	-	(.66)	15.46	15.08	1,815.65			.65		4.78
	Year ended 7/31/2009	16.95	.74	(2.97	(2.23	(.70)	-	(.70)	14.02	(12.71)	1,801.66			.65		5.49
	Year ended 7/31/2008	20.52	.86	(2.68	(1.82	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712.61			.58		4.48
	Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075.60			.57		4.18
	Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957.60			.57		4.30

Class F-2:	Six months ended 1/31/2011(5)	15.48	.35	1.41	1.76	(.43)	-	(.43)	16.81	11.52	662.40		(6)	.40	(6)	4.26	(6)
	Year ended 7/31/2010	14.04	.77	1.36	2.13	(.69)	-	(.69)	15.48	15.31	460.42			.42		5.04
	Year ended 7/31/2009	16.91	.68	(2.82	(2.14	(.73)	-	(.73)	14.04	(12.19)	350.44			.43		5.39

Class 529-A:	Six months ended 1/31/2011(5)	15.46	.33	1.41	1.74	(.41)	-	(.41)	16.79	11.38	881.67		(6)	.67	(6)	4.00	(6)
	Year ended 7/31/2010	14.03	.73	1.35	2.08	(.65)	-	(.65)	15.46	14.95	753.69			.69		4.77
	Year ended 7/31/2009	16.96	.73	(2.96	(2.23	(.70)	-	(.70)	14.03	(12.72)	608.70			.68		5.44
	Year ended 7/31/2008	20.52	.85	(2.66	(1.81	(.90)	(.85)	(1.75)	16.96	(9.55)	662.65			.63		4.46
	Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655.65			.63		4.14
	Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452.63			.61		4.27

Class 529-B:	Six months ended 1/31/2011(5)	15.41	.26	1.40	1.66	(.34)	-	(.34)	16.73	10.89	87	1.46	(6)	1.46	(6)	3.24	(6)
	Year ended 7/31/2010	13.98	.59	1.37	1.96	(.53)	-	(.53)	15.41	14.10	92	1.49		1.49		3.92
	Year ended 7/31/2009	16.92	.62	(2.96	(2.34	(.60)	-	(.60)	13.98	(13.47)	91	1.51		1.50		4.63
	Year ended 7/31/2008	20.47	.69	(2.65	(1.96	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
	Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34
	Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47		1.44		3.44

Class 529-C:	Six months ended 1/31/2011(5)	15.41	.26	1.41	1.67	(.35)	-	(.35)	16.73	10.92	316	1.45	(6)	1.45	(6)	3.22	(6)
	Year ended 7/31/2010	13.99	.60	1.35	1.95	(.53)	-	(.53)	15.41	14.04	281	1.48		1.48		3.97
	Year ended 7/31/2009	16.93	.62	(2.96	(2.34	(.60)	-	(.60)	13.99	(13.45)	241	1.50		1.49		4.63
	Year ended 7/31/2008	20.49	.70	(2.67	(1.97	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66
	Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35
	Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46		1.43		3.45

Class 529-E:	Six months ended 1/31/2011(5)	$15.43	$.30	$1.41	$1.71	$(.39)	$-	$(.39)	$16.75	11.19%	$42.94%		(6)	.94%	(6)	3.72%	(6)
	Year ended 7/31/2010	14.00	.68	1.36	2.04	(.61)	-	(.61)	15.43	14.66	35.97			.97		4.49
	Year ended 7/31/2009	16.93	.68	(2.95	(2.27	(.66)	-	(.66)	14.00	(12.98)	29	1.00		.98		5.14
	Year ended 7/31/2008	20.49	.79	(2.66	(1.87	(.84)	(.85)	(1.69)	16.93	(9.83)	32.94			.92		4.17
	Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32.94			.91		3.86
	Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23.94			.92		3.96

Class 529-F-1:	Six months ended 1/31/2011(5)	15.46	.34	1.42	1.76	(.43)	-	(.43)	16.79	11.51	28.44		'(6)	.44	(6)	4.20	(6)
	Year ended 7/31/2010	14.03	.76	1.35	2.11	(.68)	-	(.68)	15.46	15.19	22.47			.47		4.99
	Year ended 7/31/2009	16.96	.75	(2.96	(2.21	(.72)	-	(.72)	14.03	(12.56)	19.50			.48		5.64
	Year ended 7/31/2008	20.52	.89	(2.66	(1.77	(.94)	(.85)	(1.79)	16.96	(9.35)	21.44			.42		4.67
	Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20.44			.41		4.37
	Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10.44			.42		4.46

Class R-1:	Six months ended 1/31/2011(5)	15.41	.27	1.40	1.67	(.35)	-	(.35)	16.73	10.95	106	1.41	(6)	1.41	(6)	3.26	(6)
	Year ended 7/31/2010	13.99	.61	1.35	1.96	(.54)	-	(.54)	15.41	14.10	91	1.44		1.44		4.03
	Year ended 7/31/2009	16.92	.62	(2.95	(2.33	(.60)	-	(.60)	13.99	(13.36)	74	1.46		1.44		4.68
	Year ended 7/31/2008	20.48	.71	(2.67	(1.96	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
	Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41
	Year ended 7/31/2006	18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45		1.41		3.46

Class R-2:	Six months ended 1/31/2011(5)	15.35	.26	1.41	1.67	(.35)	-	(.35)	16.67	10.99	562	1.42	(6)	1.42	(6)	3.26	(6)
	Year ended 7/31/2010	13.93	.60	1.35	1.95	(.53)	-	(.53)	15.35	14.10	518	1.47		1.47		3.97
	Year ended 7/31/2009	16.86	.61	(2.95	(2.34	(.59)	-	(.59)	13.93	(13.54)	463	1.56		1.54		4.58
	Year ended 7/31/2008	20.42	.70	(2.66	(1.96	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
	Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38
	Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52		1.40		3.48

Class R-3:	Six months ended 1/31/2011(5)	15.44	.30	1.41	1.71	(.39)	-	(.39)	16.76	11.17	1,141.96		(6)	.96	(6)	3.72	(6)
	Year ended 7/31/2010	14.01	.68	1.35	2.03	(.60)	-	(.60)	15.44	14.63	1,056.99			.99		4.45
	Year ended 7/31/2009	16.94	.68	(2.95	(2.27	(.66)	-	(.66)	14.01	(12.99)	936	1.00		.99		5.14
	Year ended 7/31/2008	20.50	.79	(2.66	(1.87	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061.95			.93		4.16
	Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978.94			.92		3.86
	Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579.96			.94		3.94

Class R-4:	Six months ended 1/31/2011(5)	15.46	.33	1.41	1.74	(.41)	-	(.41)	16.79	11.38	809.66		(6)	.66	(6)	4.02	(6)
	Year ended 7/31/2010	14.03	.72	1.36	2.08	(.65)	-	(.65)	15.46	14.95	740.68			.68		4.77
	Year ended 7/31/2009	16.96	.72	(2.95	(2.23	(.70)	-	(.70)	14.03	(12.72)	629.70			.69		5.43
	Year ended 7/31/2008	20.53	.85	(2.68	(1.83	(.89)	(.85)	(1.74)	16.96	(9.56)	597.66			.63		4.49
	Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451.65			.63		4.15
	Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255.66			.64		4.22

Class R-5:	Six months ended 1/31/2011(5)	15.48	.35	1.42	1.77	(.44)	-	(.44)	16.81	11.54	469.35		(6)	.35	(6)	4.32	(6)
	Year ended 7/31/2010	14.04	.77	1.37	2.14	(.70)	-	(.70)	15.48	15.36	447.38			.38		5.07
	Year ended 7/31/2009	16.97	.76	(2.96	(2.20	(.73)	-	(.73)	14.04	(12.53)	395.40			.38		5.72
	Year ended 7/31/2008	20.54	.91	(2.68	(1.77	(.95)	(.85)	(1.80)	16.97	(9.26)	559.36			.33		4.80
	Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350.36			.33		4.42
	Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168.36			.34		4.56

Class R-6:	Six months ended 1/31/2011(5)	15.49	.35	1.42	1.77	(.44)	-	(.44)	16.82	11.56	674.31		(6)	.31	(6)	4.33	(6)
	Year ended 7/31/2010	14.05	.79	1.35	2.14	(.70)	-	(.70)	15.49	15.40	480.33			.33		5.20
	Period from 5/1/2009 to 7/31/2009	12.55	.19	1.48	1.67	(.17)	-	(.17)	14.05	13.42	272.09			.09		1.45

	Six months ended January 31,	Year ended July 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	19%	35%	49%	38%	32%	35%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2010, through January 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2010	Ending account value 1/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,114.10	$3.09	.58%
Class A -- assumed 5% return	1,000.00	1,022.28	2.96	.58
Class B -- actual return	1,000.00	1,109.20	7.18	1.35
Class B -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class C -- actual return	1,000.00	1,109.39	7.44	1.40
Class C -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class F-1 -- actual return	1,000.00	1,113.92	3.36	.63
Class F-1 -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 -- actual return	1,000.00	1,115.18	2.13	.40
Class F-2 -- assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-A -- actual return	1,000.00	1,113.82	3.57	.67
Class 529-A -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 529-B -- actual return	1,000.00	1,108.95	7.76	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-C -- actual return	1,000.00	1,109.17	7.71	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class 529-E -- actual return	1,000.00	1,111.87	5.00	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 529-F-1 -- actual return	1,000.00	1,115.06	2.35	.44
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 -- actual return	1,000.00	1,109.48	7.50	1.41
Class R-1 -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class R-2 -- actual return	1,000.00	1,109.89	7.55	1.42
Class R-2 -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-3 -- actual return	1,000.00	1,111.71	5.11	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.37	4.89	.96
Class R-4 -- actual return	1,000.00	1,113.85	3.52	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.88	3.36	.66
Class R-5 -- actual return	1,000.00	1,115.36	1.87	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-6 -- actual return	1,000.00	1,115.59	1.65	.31
Class R-6 -- assumed 5% return	1,000.00	1,023.64	1.58	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory
and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
December 31, 2010 (the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	6.11%	3.25%	5.56%
Not reflecting CDSC	11.11	3.57	5.56

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	10.05	3.52	5.34
Not reflecting CDSC	11.05	3.52	5.34

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee
charged by sponsoring firm	11.94	4.32	6.15

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee
charged by sponsoring firm	12.19	—	4.46

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	5.49	3.07	5.63
Not reflecting maximum sales charge	11.90	4.29	6.33

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	6.03	3.13	5.64
Not reflecting CDSC	11.03	3.45	5.64

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	10.00	3.45	5.57
Not reflecting CDSC	11.00	3.45	5.57

Class 529-E shares3,4 — first sold 2/25/02	11.63	3.99	5.98

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	12.15	4.50	7.84

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 30 to 35 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

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Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2011, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
>The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-906-0311P

Litho in USA BAG/ALD/8088-S26187

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio

January 31, 2011
  unaudited

Common stocks — 63.49%	Shares	Value (000)

INDUSTRIALS — 9.56%
Waste Management, Inc.1	28,115,000	$1,064,715
General Electric Co.	39,650,000	798,551
Lockheed Martin Corp.	9,107,400	724,949
Schneider Electric SA2	3,430,209	535,482
Honeywell International Inc.	7,825,000	438,278
Emerson Electric Co.	6,350,000	373,888
United Technologies Corp.	4,008,000	325,850
Masco Corp.1	21,789,951	290,242
Boeing Co.	4,150,000	288,342
Norfolk Southern Corp.	4,000,000	244,760
Hubbell Inc., Class B	3,430,000	210,053
Caterpillar Inc.	2,000,000	194,020
Keppel Corp. Ltd.2	21,100,000	193,994
Cia. de Concessões Rodoviárias, ordinary nominative	5,883,800	162,472
AB SKF, Class B2	4,290,000	122,999
Ryanair Holdings PLC (ADR)	3,929,000	120,070
Eaton Corp.	1,000,000	107,960
3M Co.	1,165,000	102,427
Finmeccanica SpA2	7,000,000	94,532
United Parcel Service, Inc., Class B	1,000,000	71,620
SembCorp Industries Ltd2	16,689,500	67,358
R.R. Donnelley & Sons Co.	3,095,400	54,850
Delta Air Lines, Inc.3	1,661,367	19,388
United Continental Holdings, Inc.3	60,182	1,529
Nortek, Inc.3	18,686	715
Atrium Corp.2,3,4	1,807	163
		6,609,207

FINANCIALS — 8.48%
Weyerhaeuser Co.	26,212,881	607,615
HCP, Inc.	14,965,800	555,081
HSBC Holdings PLC (United Kingdom)2	23,738,722	259,008
HSBC Holdings PLC (Hong Kong)2	14,326,382	156,254
HSBC Holdings PLC (ADR)	35,000	1,912
Equity Residential, shares of beneficial interest	7,142,800	387,068
Australia and New Zealand Banking Group Ltd.2	15,867,353	375,702
Bank of Nova Scotia	6,025,000	339,713
Digital Realty Trust, Inc.1	5,075,000	276,080
M&T Bank Corp.	3,115,000	269,354
Hospitality Properties Trust1	8,015,000	199,333
Industrial and Commercial Bank of China Ltd., Class H2	254,300,750	188,620
Arthur J. Gallagher & Co.1	6,000,000	178,080
People’s United Financial, Inc.	13,000,000	167,830
Citigroup Inc.3	34,584,614	166,698
First Niagara Financial Group, Inc.1	11,650,000	161,702
Toronto-Dominion Bank	2,150,000	160,947
Cullen/Frost Bankers, Inc.	1,900,000	109,782
Hang Seng Bank Ltd.2	6,630,000	109,734
U.S. Bancorp	4,000,000	108,000
Public Storage	965,000	105,166
FirstMerit Corp.1	5,495,000	100,668
Marsh & McLennan Companies, Inc.	3,570,000	99,532
Macquarie Korea Infrastructure Fund1,2	21,541,078	92,236
British Land Co. PLC2	10,352,123	86,042
Mercury General Corp.	2,000,000	84,900
Trustmark Corp.1	3,257,000	78,135
New York Community Bancorp, Inc.	4,060,000	74,379
Banco Santander (Brasil) SA, units	5,530,000	64,126
Northwest Bancshares, Inc.	4,850,000	56,818
Boardwalk Real Estate Investment Trust	1,199,000	52,661
Allianz SE2	350,000	48,619
Itaúsa — Investimentos Itaú SA, preferred nominative	4,700,921	33,249
ProLogis, shares of beneficial interest	2,215,000	33,048
City Holding Co.	741,000	25,787
AXA SA2	875,000	18,519
Itaú Unibanco Holding SA, preferred nominative (ADR)	636,000	13,674
Renasant Corp.5	779,400	12,151
CIT Group Inc.3	148,263	7,071
Pacific Century Financial Corp.	8,115	380
Valley National Bancorp	12,915	175
		5,865,849

ENERGY — 6.85%
Royal Dutch Shell PLC, Class B (ADR)	9,970,000	703,583
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	425,940
Royal Dutch Shell PLC, Class B2	3,797,147	131,968
Chevron Corp.	11,845,000	1,124,446
Spectra Energy Corp	22,411,414	587,851
TOTAL SA (ADR)	4,565,000	268,285
TOTAL SA2	3,755,000	219,756
ConocoPhillips	6,000,000	428,760
Crescent Point Energy Corp.	8,169,200	361,000
Penn West Petroleum Ltd.	10,775,000	294,729
Diamond Offshore Drilling, Inc.	1,455,000	104,338
ARC Energy Trust	1,718,500	42,785
Cenovus Energy Inc.	1,156,977	39,977
		4,733,418

CONSUMER STAPLES — 6.06%
Philip Morris International Inc.	13,965,000	799,357
Kraft Foods Inc., Class A	21,000,821	641,995
Unilever NV, depository receipts2	9,295,000	274,863
Unilever NV (New York registered)	5,051,750	149,683
Altria Group, Inc.	15,575,000	366,168
H.J. Heinz Co.	6,611,700	314,056
Procter & Gamble Co.	4,870,000	307,443
General Mills, Inc.	7,040,000	244,851
Sysco Corp.	7,980,000	232,537
Tesco PLC2	28,698,828	185,184
Coca-Cola Co.	2,500,000	157,125
British American Tobacco PLC2	4,000,000	147,642
Hershey Co.	3,000,000	140,070
Coca-Cola Amatil Ltd.2	11,640,441	130,781
Reynolds American Inc.	3,000,000	95,430
		4,187,185

UTILITIES — 5.93%
GDF SUEZ2	18,648,967	739,610
Duke Energy Corp.	41,146,172	735,694
National Grid PLC2	42,940,000	382,516
Hongkong Electric Holdings Ltd.2	52,138,000	330,184
Exelon Corp.	7,000,000	297,570
Snam Rete Gas SpA2	53,108,326	278,628
DTE Energy Co.	5,000,000	231,300
SUEZ Environnement Co.2	9,650,000	199,624
FirstEnergy Corp.	4,750,000	185,820
Entergy Corp.	2,421,000	174,724
PG&E Corp.	3,500,000	161,980
Brookfield Infrastructure Partners LP5	5,461,473	118,623
American Electric Power Co., Inc.	3,000,000	107,040
Progress Energy, Inc.	2,110,400	94,799
DUET Group2	38,369,915	63,854
		4,101,966

HEALTH CARE — 5.72%
Merck & Co., Inc.	35,190,830	1,167,280
Bristol-Myers Squibb Co.	44,192,500	1,112,767
Pfizer Inc	36,350,000	662,297
Eli Lilly and Co.	12,650,000	439,841
AstraZeneca PLC (United Kingdom)2	4,310,000	209,322
Novartis AG (ADR)	3,000,000	167,580
Johnson & Johnson	2,150,000	128,505
GlaxoSmithKline PLC2	3,605,000	65,204
		3,952,796

TELECOMMUNICATION SERVICES — 5.64%
Verizon Communications Inc.	42,960,000	1,530,235
Portugal Telecom, SGPS, SA1,2	50,470,000	584,975
AT&T Inc.	19,184,621	527,961
Telstra Corp. Ltd.2	170,670,000	477,512
Koninklijke KPN NV2	23,069,757	364,112
Telefónica, SA2	4,160,700	104,761
Bell Aliant Inc.	3,595,000	96,934
Vodafone Group PLC2	30,000,000	84,317
Bezeq — The Israel Telecommunication Corp. Ltd.2	23,400,000	62,665
Telekom Austria AG, non-registered shares2	4,500,000	61,937
Sprint Nextel Corp., Series 13	760,501	3,437
CenturyLink, Inc.	52,094	2,253
American Tower Corp., Class A3	42,271	2,150
		3,903,249

CONSUMER DISCRETIONARY — 5.49%
Home Depot, Inc.	34,695,000	1,275,735
McDonald’s Corp.	8,727,400	642,948
McGraw-Hill Companies, Inc.	12,090,000	471,268
Time Warner Cable Inc.	5,245,370	355,793
Vivendi SA2	6,000,000	171,847
Esprit Holdings Ltd.2	29,997,842	142,278
Tatts Group Ltd.2	53,500,000	132,596
Truworths International Ltd.2	14,170,576	125,758
OPAP SA2	5,770,000	116,508
VF Corp.	1,065,000	88,097
Leggett & Platt, Inc.	3,222,709	72,608
H & M Hennes & Mauritz AB, Class B2	2,154,000	70,710
Regal Entertainment Group, Class A	4,827,018	58,697
Cooper-Standard Holdings Inc.3,5	586,012	29,008
Kesa Electricals PLC2	10,900,000	22,490
Ford Motor Co.3	1,089,728	17,381
Charter Communications, Inc., Class A3	9,187	386
Adelphia Recovery Trust, Series ACC-13	19,531,478	117
		3,794,225

MATERIALS — 3.63%
E.I. du Pont de Nemours and Co.	17,115,000	867,388
Nucor Corp.	12,480,000	572,957
MeadWestvaco Corp.	7,820,000	223,887
Dow Chemical Co.	6,100,000	216,428
Fletcher Building Ltd.2	25,461,500	152,388
Israel Chemicals Ltd.2	9,525,000	149,996
K+S AG2	1,709,000	126,221
Impala Platinum Holdings Ltd.2	2,937,112	83,771
Georgia Gulf Corp.1,3	1,902,925	50,675
Air Products and Chemicals, Inc.	380,000	33,155
Freeport-McMoRan Copper & Gold Inc.	300,000	32,625
		2,509,491

INFORMATION TECHNOLOGY — 3.56%
Microchip Technology Inc.1	14,128,000	515,248
Automatic Data Processing, Inc.	8,015,000	383,918
Maxim Integrated Products, Inc.	14,406,000	371,963
Paychex, Inc.	10,805,991	345,792
KLA-Tencor Corp.	7,350,000	323,988
Nintendo Co., Ltd.2	811,000	218,912
HTC Corp.2	3,895,500	130,234
Intel Corp.	5,450,000	116,957
Microsoft Corp.	2,050,000	56,836
		2,463,848

MISCELLANEOUS — 2.57%
Other common stocks in initial period of acquisition		1,779,451

Total common stocks (cost: $39,387,973,000)		43,900,685

Preferred stocks — 1.59%

FINANCIALS — 1.45%
SMFG Preferred Capital USD 3 Ltd. 9.50%5,6	155,885,000	182,775
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative5	1,800,000	1,939
JPMorgan Chase & Co., Series I, 7.90%6	126,500,000	136,811
Barclays Bank PLC 7.434%5,6	63,008,000	61,905
Barclays Bank PLC 8.55%5,6	21,718,000	21,718
Vornado Realty Trust, Series I, 6.625%	3,380,000	81,424
Mizuho Capital Investment (USD) 2 Ltd. 14.95%5,6	55,766,000	72,578
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative5,6	50,000	49
HSBC Holdings PLC, Series 2, 8.00%	2,105,000	57,177
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	10,000,000	13,500
Wells Fargo & Co., Series K, 7.98%6	51,373,000	55,226
Catlin Insurance Ltd. 7.249%5,6	48,990,000	44,948
Bank of America Corp., Series M, 8.125% noncumulative6	30,924,000	32,097
Bank of America Corp., Series K, 8.00% noncumulative6	9,500,000	9,861
Société Générale 5.922%5,6	45,073,000	39,382
Ally Financial Inc., Series G, 7.00%5	37,054	35,609
Public Storage, Inc., Series F, 6.45%	1,000,000	24,300
Woori Bank 6.208%5,6	22,500,000	21,965
QBE Capital Funding II LP 6.797%5,6	18,715,000	17,025
Royal Bank of Scotland Group PLC, Series U, 7.64%6	16,800,000	12,180
RBS Capital Trust II 6.425% noncumulative trust3	2,350,000	1,592
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	11,772,000	12,069
PNC Preferred Funding Trust I 6.517%5,6	13,800,000	11,126
BNP Paribas 7.195%5,6	10,900,000	10,437
AXA SA, Series B, 6.379%5,6	11,530,000	10,406
Fannie Mae, Series O, 0%3,5,6	3,124,329	7,030
Fannie Mae, Series S, 8.25% noncumulative3	1,511,450	2,498
Standard Chartered PLC 6.409%5,6	10,000,000	9,371
HBOS Capital Funding LP 6.071%5,6	10,000,000	8,750
XL Capital Ltd., Series E, 6.50%6	9,025,000	8,247
Freddie Mac, Series V, 5.57%3	368,022	457
		1,004,452

MISCELLANEOUS — 0.14%
Other preferred stocks in initial period of acquisition		94,460

Total preferred stocks (cost: $1,104,036,000)		1,098,912

Warrants — 0.00%

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		1,321

Total warrants (cost: $32,681,000)		1,321

	Shares or
Convertible securities — 1.60%	principal amount

ENERGY — 0.34%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,200,000	143,968
El Paso Corp. 4.99% convertible preferred	73,150	93,559
		237,527

INDUSTRIALS — 0.22%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	46,425
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	75,722
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	3,891
AMR Corp. 6.25% convertible notes 2014	$26,400,000	29,403
		155,441

CONSUMER STAPLES — 0.19%
Archer Daniels Midland Co. 6.25% convertible preferred 2011, units	2,570,000	107,220
Bunge Ltd. 4.875% convertible preferred	272,700	26,861
		134,081

MATERIALS — 0.19%
Alcoa Inc. 5.25% convertible notes 2014	$21,500,000	57,405
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	38,234
Vale SA 6.75% convertible preferred 2012	375,000	36,435
		132,074

INFORMATION TECHNOLOGY — 0.09%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$58,420,000	59,150

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20275	$19,920,000	20,294

CONSUMER DISCRETIONARY — 0.03%
MGM Resorts International 4.25% convertible notes 20155	$17,037,000	18,932

TELECOMMUNICATION SERVICES — 0.03%
Clearwire Corp. 8.25% convertible notes 20405	$16,610,000	17,835

MISCELLANEOUS — 0.48%
Other convertible securities in initial period of acquisition		332,523

Total convertible securities (cost: $942,776,000)		1,107,857

	Principal amount
Bonds & notes — 28.75%	(000)

FINANCIALS — 4.73%
CIT Group Inc., Series A, 7.00% 20137	$23,519	24,078
CIT Group Inc., Series A, 7.00% 2014	69,318	70,791
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	56,781	58,265
CIT Group Inc., Series A, 7.00% 2015	65,353	66,415
CIT Group Inc., Series A, 7.00% 2016	45,740	46,312
Liberty Mutual Group Inc. 6.50% 20355	31,325	27,710
Liberty Mutual Group Inc. 7.50% 20365	8,475	8,507
Liberty Mutual Group Inc., Series B, 7.00% 20675,6	12,690	12,048
Liberty Mutual Group Inc., Series A, 7.80% 20875,6	74,415	75,159
Liberty Mutual Group Inc., Series C, 10.75% 20885,6	91,185	118,085
International Lease Finance Corp., Series R, 4.95% 2011	3,735	3,735
International Lease Finance Corp., Series Q, 5.45% 2011	24,720	24,961
International Lease Finance Corp., Series Q, 5.75% 2011	21,305	21,571
International Lease Finance Corp. 5.00% 2012	4,245	4,351
International Lease Finance Corp., Series R, 5.30% 2012	15,020	15,414
International Lease Finance Corp., Series R, 5.35% 2012	9,495	9,766
International Lease Finance Corp., Series R, 5.40% 2012	5,000	5,137
American General Finance Corp., Series I, 5.85% 2013	33,500	32,076
International Lease Finance Corp., Series R, 6.625% 2013	3,500	3,675
American General Finance Corp., Series I, 5.40% 2015	39,500	33,970
International Lease Finance Corp. 8.625% 20155	46,000	51,405
Westfield Group 5.40% 20125	4,350	4,616
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	19,982
Westfield Group 7.50% 20145	5,555	6,372
Westfield Group 5.75% 20155	10,250	11,227
Westfield Group 5.70% 20165	44,075	48,114
Westfield Group 7.125% 20185	50,165	58,166
Simon Property Group, LP 6.75% 2014	5,310	6,000
Simon Property Group, LP 5.25% 2016	74,340	81,256
Simon Property Group, LP 6.10% 2016	4,250	4,819
Simon Property Group, LP 5.875% 2017	22,265	24,515
Simon Property Group, LP 6.125% 2018	17,115	19,207
Simon Property Group, LP 10.35% 2019	5,000	6,841
Realogy Corp., Letter of Credit, 3.257% 20136,7,8	5,756	5,621
Realogy Corp., Term Loan B, 3.286% 20136,7,8	43,960	42,930
Realogy Corp., Term Loan DD, 3.286% 20136,7,8	16,964	16,566
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	31,000	34,565
Realogy Corp. 7.875% 20195	38,750	38,895
Zions Bancorporation 5.65% 2014	21,010	21,168
Zions Bancorporation 7.75% 2014	8,825	9,383
Zions Bancorporation 5.50% 2015	40,017	40,147
Zions Bancorporation 6.00% 2015	65,532	66,130
ProLogis 7.625% 2014	11,000	12,706
ProLogis 6.25% 2017	8,900	9,739
ProLogis 6.625% 2018	32,675	36,167
ProLogis 7.375% 2019	34,855	40,084
ProLogis 6.875% 2020	24,670	27,617
HBOS PLC 6.75% 20185	63,649	58,791
Lloyds TSB Bank PLC 6.50% 20205	2,000	1,870
LBG Capital No.1 PLC, Series 2, 7.875% 2020	52,500	49,350
HBOS PLC 6.00% 20335	1,055	754
Citigroup Inc. 4.587% 2015	40,150	41,971
Citigroup Inc. 4.75% 2015	10,000	10,564
Citigroup Capital XXI 8.30% 20776	54,695	57,361
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,644
Developers Diversified Realty Corp. 5.50% 2015	22,553	23,335
Developers Diversified Realty Corp. 9.625% 2016	10,575	12,734
Developers Diversified Realty Corp. 7.50% 2017	30,055	33,930
Developers Diversified Realty Corp. 7.875% 2020	24,300	28,139
Bank of America Corp. 3.70% 2015	10,000	10,064
Bank of America Corp. 0.563% 20166	1,500	1,368
Bank of America Corp. 5.30% 2017	45,500	46,500
Bank of America Corp. 5.75% 2017	8,100	8,493
Bank of America Corp. 5.65% 2018	3,200	3,338
Bank of America Corp. 5.625% 2020	1,175	1,211
Bank of America Corp. 5.875% 2021	7,700	8,077
NB Capital Trust II 7.83% 2026	5,575	5,700
NB Capital Trust IV 8.25% 2027	4,000	4,125
Kimco Realty Corp. 6.00% 2012	3,250	3,479
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,177
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,684
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,369
Kimco Realty Corp. 5.70% 2017	23,485	25,719
Kimco Realty Corp. 4.30% 2018	3,000	3,044
Kimco Realty Corp. 6.875% 2019	10,000	11,485
Regions Financial Corp. 6.375% 2012	8,913	9,094
Regions Financial Corp. 7.75% 2014	36,477	38,332
Regions Bank 7.50% 2018	17,900	18,866
MetLife Global Funding I 5.125% 20135	12,750	13,719
MetLife Global Funding I 2.50% 20155	11,000	10,867
MetLife Capital Trust IV 7.875% 20675,6	32,930	35,647
MetLife Capital Trust X 9.25% 20685,6	1,500	1,808
MetLife Inc. 10.75% 20696	2,500	3,478
Hospitality Properties Trust 6.75% 20131	12,650	13,362
Hospitality Properties Trust 5.125% 20151	2,160	2,229
Hospitality Properties Trust 6.30% 20161	13,577	14,382
Hospitality Properties Trust 5.625% 20171	10,169	10,230
Hospitality Properties Trust 6.70% 20181	16,175	17,229
JPMorgan Chase & Co. 1.103% 20146	5,000	5,010
JPMorgan Chase & Co. 2.05% 2014	5,900	5,909
JPMorgan Chase & Co. 2.60% 2016	29,085	28,375
JPMorgan Chase & Co. 4.40% 2020	13,305	13,053
Synovus Financial Corp. 4.875% 2013	11,880	11,203
Synovus Financial Corp. 5.125% 2017	44,698	39,857
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,118
Royal Bank of Scotland Group PLC 5.00% 2013	3,000	2,999
Royal Bank of Scotland PLC 3.95% 2015	10,000	9,764
Royal Bank of Scotland PLC 4.875% 2015	9,750	9,930
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	5,108
Royal Bank of Scotland Group PLC 4.70% 2018	3,000	2,443
Royal Bank of Scotland Group PLC 6.99% (undated)5,6	10,280	8,327
Rouse Co. 7.20% 2012	28,039	29,581
Rouse Co. 5.375% 2013	2,770	2,812
Rouse Co. 6.75% 20135	13,400	14,003
Abbey National Treasury Services PLC 3.875% 20145	7,300	7,228
Sovereign Bancorp, Inc. 8.75% 2018	26,050	28,474
Santander Issuances, SA Unipersonal 6.50% 20195,6	9,900	9,915
Société Générale 2.50% 20145	15,000	14,899
Société Générale 3.10% 20155	10,000	9,756
Société Générale 3.50% 20165	10,000	9,852
Société Générale 5.75% 20165	9,750	10,113
Standard Chartered PLC 3.85% 20155	5,000	5,152
Standard Chartered Bank 6.40% 20175	35,000	37,801
National City Preferred Capital Trust I 12.00% (undated)6	37,250	41,906
UnumProvident Finance Co. PLC 6.85% 20155	28,500	31,636
Unum Group 7.125% 2016	6,740	7,640
Unum Group 5.625% 2020	415	417
Morgan Stanley, Series F, 2.875% 2014	10,000	10,042
Morgan Stanley, Series F, 5.625% 2019	10,000	10,114
Morgan Stanley, Series F, 5.75% 2021	18,000	18,226
NASDAQ OMX Group, Inc. 5.25% 2018	37,250	38,051
Ally Financial Inc. 6.875% 2011	16,255	16,702
Ally Financial Inc. 7.25% 2011	3,269	3,283
Ally Financial Inc. 6.875% 2012	1,200	1,274
Ally Financial Inc. 7.00% 2012	15,839	16,512
ERP Operating LP 5.50% 2012	4,000	4,278
ERP Operating LP 6.625% 2012	2,000	2,120
ERP Operating LP 5.20% 2013	2,500	2,692
ERP Operating LP 5.25% 2014	2,000	2,195
ERP Operating LP 6.584% 2015	2,705	3,134
ERP Operating LP 5.75% 2017	4,000	4,427
ERP Operating LP 7.125% 2017	10,000	11,794
ERP Operating LP 4.75% 2020	6,500	6,610
HSBK (Europe) BV 7.25% 20175	30,570	31,755
Nationwide Mutual Insurance Co. 5.81% 20245,6	8,150	7,486
Nationwide Mutual Insurance Co. 9.375% 20395	20,000	23,440
Lazard Group LLC 7.125% 2015	25,187	27,420
UBS AG 1.304% 20146	1,000	1,001
UBS AG 2.25% 2014	10,000	10,021
UBS AG 5.875% 2017	13,500	14,756
UBS AG 4.875% 2020	1,000	1,008
HSBC Bank PLC 2.00% 20145	12,500	12,518
HSBC Bank PLC 3.50% 20155	12,000	12,242
HSBC Bank USA, NA 4.875% 2020	750	732
SLM Corp., Series A, 5.40% 2011	15,000	15,377
SLM Corp., Series A, 0.603% 20146	10,000	9,332
PRICOA Global Funding I 5.30% 20135	2,500	2,736
Prudential Holdings, LLC, Series C, 8.695% 20235,7	17,250	20,481
Ford Motor Credit Co. 7.25% 2011	7,500	7,732
Ford Motor Credit Co. 7.375% 2011	1,800	1,800
Ford Motor Credit Co. 3.053% 20126	11,350	11,449
Ford Motor Credit Co. 8.00% 2016	1,500	1,703
Host Marriott, LP, Series K, 7.125% 2013	3,017	3,077
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	9,078
Host Marriott, LP, Series O, 6.375% 2015	950	974
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,093
Host Hotels & Resorts LP 9.00% 2017	900	1,013
Genworth Financial, Inc. 6.15% 20666	27,500	21,656
New York Life Global Funding 4.65% 20135	19,500	20,956
HCP, Inc. 3.75% 2016	20,000	20,021
Monumental Global Funding 5.50% 20135	10,000	10,689
Monumental Global Funding III 0.503% 20145,6	8,000	7,701
Monumental Global Funding III 5.25% 20145	1,500	1,597
Goldman Sachs Group, Inc. 3.70% 2015	7,335	7,466
Goldman Sachs Group, Inc. 7.50% 2019	5,000	5,827
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,086
Barclays Bank PLC 2.50% 2013	4,625	4,698
Barclays Bank PLC 5.125% 2020	6,724	6,831
Barclays Bank PLC 5.14% 2020	7,750	7,081
Wells Fargo & Co. 4.375% 2013	10,850	11,494
Corestates Capital I 8.00% 20265	5,714	5,728
AXA SA 6.463% (undated)5,6	18,717	16,565
ZFS Finance (USA) Trust II 6.45% 20655,6	12,500	12,625
ZFS Finance (USA) Trust V 6.50% 20675,6	3,011	2,981
American Express Co. 6.15% 2017	12,610	14,215
Capital One Capital V 10.25% 2039	12,605	13,708
Paribas, New York Branch 6.95% 2013	2,935	3,266
BNP Paribas 5.125% 20155	440	468
BNP Paribas 5.00% 2021	9,500	9,520
Nordea Bank 2.125% 20145	10,000	10,041
Nordea Bank, Series 2, 3.70% 20145	2,000	2,079
ACE INA Holdings Inc. 5.875% 2014	2,500	2,769
ACE INA Holdings Inc. 2.60% 2015	9,310	9,192
CNA Financial Corp. 5.85% 2014	5,625	5,956
CNA Financial Corp. 7.35% 2019	3,000	3,304
CNA Financial Corp. 5.875% 2020	2,000	2,010
Principal Life Insurance Co. 5.30% 2013	10,000	10,810
Huntington Bancshares Incorporated 7.00% 2020	10,000	10,733
Lincoln National Corp. 5.65% 2012	10,000	10,623
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,121
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,176
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,065
Credit Suisse Group AG 2.20% 2014	10,000	10,026
Westpac Banking Corp. 3.00% 2015	10,000	10,018
ANZ National (International) Ltd. 3.125% 20155	10,000	10,002
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	9,957
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	9,858
Boston Properties, Inc. 5.875% 2019	8,000	8,763
Nationwide Financial Services, Inc. 6.75% 20676	7,000	6,599
VEB Finance Ltd. 6.902% 20205	3,380	3,519
VEB Finance Ltd. 6.80% 20255	3,000	2,970
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,295
UDR, Inc. 5.00% 2012	2,500	2,573
UDR, Inc., Series A, 5.25% 2015	3,000	3,145
Development Bank of Singapore Ltd. 7.125% 20115	5,000	5,079
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,521
First Tennessee Bank 5.05% 2015	3,400	3,458
Banco de Crédito del Perú 5.375% 20205	3,000	2,933
Allstate Corp., Series B, 6.125% 20676	2,445	2,503
TIAA Global Markets 4.95% 20135	2,000	2,164
Development Bank of Kazakhstan 5.50% 20155	2,055	2,112
Ambac Financial Group, Inc. 6.15% 20876,9	8,405	137
		3,281,432

MORTGAGE-BACKED OBLIGATIONS7 — 4.25%
Fannie Mae 4.89% 2012	10,000	10,199
Fannie Mae 4.00% 2015	2,064	2,132
Fannie Mae 5.00% 2018	6,596	7,061
Fannie Mae 5.50% 2018	5,961	6,427
Fannie Mae 5.50% 2020	17,857	19,305
Fannie Mae 6.00% 2021	626	682
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	8,153	8,462
Fannie Mae 5.50% 2023	14,986	16,160
Fannie Mae 4.00% 2024	27,038	27,873
Fannie Mae 4.50% 2024	14,114	14,808
Fannie Mae 4.50% 2024	8,931	9,370
Fannie Mae 4.50% 2024	4,200	4,407
Fannie Mae 5.50% 2024	1,046	1,130
Fannie Mae 3.00% 2025	3,235	3,166
Fannie Mae 3.50% 2025	28,646	28,851
Fannie Mae 3.50% 2025	20,371	20,516
Fannie Mae 3.50% 2025	17,385	17,509
Fannie Mae 3.50% 2025	14,780	14,886
Fannie Mae 3.50% 2025	14,653	14,757
Fannie Mae 3.50% 2025	12,478	12,568
Fannie Mae 3.50% 2025	10,660	10,736
Fannie Mae 3.50% 2025	10,395	10,469
Fannie Mae 3.50% 2025	9,805	9,876
Fannie Mae 3.50% 2025	6,968	7,018
Fannie Mae 3.50% 2025	1,990	2,004
Fannie Mae 3.50% 2025	1,175	1,183
Fannie Mae 3.50% 2025	690	695
Fannie Mae 3.50% 2025	517	521
Fannie Mae 3.50% 2025	495	499
Fannie Mae 4.00% 2025	37,744	38,910
Fannie Mae 4.00% 2025	30,755	31,705
Fannie Mae 4.50% 2025	32,316	33,905
Fannie Mae 4.50% 2025	15,754	16,528
Fannie Mae 4.50% 2025	11,826	12,407
Fannie Mae 4.50% 2025	4,924	5,178
Fannie Mae 4.50% 2025	4,855	5,093
Fannie Mae 4.50% 2025	4,757	4,991
Fannie Mae 4.50% 2025	417	438
Fannie Mae, Series 2001-4, Class GA, 9.887% 20256	404	468
Fannie Mae, Series 2001-4, Class NA, 11.699% 20256	26	29
Fannie Mae 3.00% 2026	33,800	33,050
Fannie Mae 3.00% 2026	32,860	32,165
Fannie Mae 3.00% 2026	7,900	7,733
Fannie Mae 3.00% 2026	7,250	7,102
Fannie Mae 3.50% 2026	12,013	12,094
Fannie Mae 3.50% 2026	7,000	7,050
Fannie Mae 3.50% 2026	6,750	6,798
Fannie Mae 6.00% 2026	10,900	12,006
Fannie Mae 7.00% 2026	1,426	1,611
Fannie Mae 6.00% 2028	14,591	15,930
Fannie Mae 7.00% 2028	3,844	4,345
Fannie Mae 7.00% 2028	676	763
Fannie Mae, Series 2001-20, Class E, 9.626% 20316	347	406
Fannie Mae 5.50% 2033	2,397	2,577
Fannie Mae 5.00% 2035	63,072	66,418
Fannie Mae 5.50% 2035	2,309	2,480
Fannie Mae 6.50% 2035	257	289
Fannie Mae 7.00% 2035	3,616	4,068
Fannie Mae 5.50% 2036	19,648	21,080
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,619	6,089
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	17,104	18,310
Fannie Mae 5.605% 20376	7,693	8,150
Fannie Mae 6.00% 2037	142,560	154,945
Fannie Mae 6.00% 2037	35,703	38,805
Fannie Mae 6.00% 2037	19,045	20,807
Fannie Mae 6.00% 2037	14,852	16,142
Fannie Mae 6.00% 2037	13,443	14,604
Fannie Mae 6.00% 2037	13,352	14,524
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,668	13,637
Fannie Mae 6.00% 2037	11,674	12,698
Fannie Mae 6.00% 2037	2,113	2,298
Fannie Mae 6.00% 2037	958	1,042
Fannie Mae 6.00% 2037	932	1,014
Fannie Mae 6.00% 2037	913	981
Fannie Mae 6.50% 2037	7,556	8,395
Fannie Mae 6.50% 2037	6,357	7,063
Fannie Mae 6.50% 2037	5,087	5,665
Fannie Mae 6.50% 2037	4,626	5,128
Fannie Mae 7.00% 2037	3,514	3,872
Fannie Mae 7.00% 2037	2,383	2,626
Fannie Mae 7.50% 2037	3,111	3,452
Fannie Mae 7.50% 2037	1,087	1,218
Fannie Mae 7.50% 2037	220	244
Fannie Mae 7.50% 2037	175	197
Fannie Mae 7.50% 2037	165	183
Fannie Mae 8.00% 2037	106	120
Fannie Mae 5.50% 2038	6,071	6,495
Fannie Mae 6.00% 2038	16,837	18,292
Fannie Mae 6.00% 2038	16,386	17,824
Fannie Mae 6.00% 2038	14,037	15,269
Fannie Mae 6.00% 2038	6,886	7,490
Fannie Mae 6.00% 2038	2,435	2,648
Fannie Mae 6.50% 2038	6,534	7,297
Fannie Mae 4.50% 2039	72,827	74,784
Fannie Mae 6.00% 2039	6,241	6,783
Fannie Mae 6.00% 2039	5,606	6,091
Fannie Mae 6.00% 2039	1,437	1,563
Fannie Mae 3.50% 2040	28,438	27,144
Fannie Mae 3.50% 2040	20,052	19,139
Fannie Mae 3.50% 2040	14,473	13,815
Fannie Mae 3.50% 2040	10,981	10,482
Fannie Mae 3.50% 2040	6,945	6,629
Fannie Mae 3.50% 2040	5,250	5,011
Fannie Mae 4.00% 2040	24,843	24,655
Fannie Mae 4.00% 2040	24,682	24,486
Fannie Mae 4.00% 2040	21,486	21,323
Fannie Mae 4.00% 2040	19,328	19,182
Fannie Mae 4.00% 2040	17,646	17,512
Fannie Mae 4.50% 2040	30,718	31,438
Fannie Mae 4.50% 2040	7,738	7,919
Fannie Mae 4.50% 2040	6,029	6,170
Fannie Mae 4.50% 2040	4,095	4,191
Fannie Mae 5.00% 2040	23,138	24,285
Fannie Mae 6.00% 2040	16,040	17,414
Fannie Mae 3.50% 2041	17,000	16,211
Fannie Mae 3.50% 2041	16,400	15,654
Fannie Mae 3.50% 2041	14,377	13,723
Fannie Mae 4.00% 2041	9,264	9,194
Fannie Mae 4.00% 2041	2,236	2,219
Fannie Mae 6.00% 2039	26,000	28,251
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	947	1,048
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	742	857
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	508	587
Fannie Mae, Series 2002-W1, Class 2A, 7.30% 20426	1,151	1,330
Fannie Mae 6.50% 2047	2,678	2,937
Fannie Mae 6.50% 2047	2,405	2,637
Fannie Mae 6.50% 2047	2,160	2,368
Fannie Mae 6.50% 2047	1,628	1,785
Fannie Mae 6.50% 2047	1,111	1,218
Fannie Mae 6.50% 2047	1,024	1,123
Fannie Mae 6.50% 2047	900	987
Fannie Mae 7.00% 2047	1,639	1,806
Fannie Mae 7.00% 2047	1,401	1,544
Fannie Mae 7.00% 2047	1,308	1,442
Fannie Mae 7.00% 2047	1,188	1,309
Fannie Mae 7.00% 2047	164	181
Government National Mortgage Assn. 10.00% 2021	719	838
Government National Mortgage Assn. 10.00% 2025	674	778
Government National Mortgage Assn. 4.00% 2039	16,131	16,230
Government National Mortgage Assn. 4.00% 2039	113	114
Government National Mortgage Assn. 4.00% 2040	104,280	104,921
Government National Mortgage Assn. 4.00% 2040	8,923	8,978
Government National Mortgage Assn. 4.00% 2040	5,620	5,655
Government National Mortgage Assn. 4.00% 2040	5,112	5,143
Government National Mortgage Assn. 4.00% 2040	1,979	1,991
Government National Mortgage Assn. 4.00% 2040	991	997
Government National Mortgage Assn. 4.00% 2040	611	614
Government National Mortgage Assn. 4.50% 2040	65,349	67,743
Government National Mortgage Assn. 4.50% 2040	5,757	5,968
Government National Mortgage Assn. 5.00% 2040	6,874	7,310
Government National Mortgage Assn. 5.00% 2040	2,533	2,694
Government National Mortgage Assn. 4.00% 2041	20,000	20,081
Freddie Mac 5.00% 2018	3,766	4,039
Freddie Mac 5.50% 2018	2,061	2,228
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	26,962
Freddie Mac 5.50% 2019	5,791	6,263
Freddie Mac, Series 2289, Class NB, 11.173% 20226	73	83
Freddie Mac 5.00% 2023	13,155	13,951
Freddie Mac 5.00% 2023	11,975	12,700
Freddie Mac 5.00% 2023	9,307	9,870
Freddie Mac 5.00% 2023	4,165	4,438
Freddie Mac 6.00% 2026	2,157	2,352
Freddie Mac 6.00% 2027	3,596	3,921
Freddie Mac 2.711% 20356	3,455	3,619
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,916	4,300
Freddie Mac, Series 3257, Class PA, 5.50% 2036	17,632	18,953
Freddie Mac, Series 3286, Class JN, 5.50% 2037	23,361	24,852
Freddie Mac, Series 3312, Class PA, 5.50% 2037	17,827	18,971
Freddie Mac, Series 3318, Class JT, 5.50% 2037	13,139	13,977
Freddie Mac, Series 3271, Class OA, 6.00% 2037	15,654	17,331
Freddie Mac 6.00% 2037	606	660
Freddie Mac 6.50% 2037	3,227	3,579
Freddie Mac 6.50% 2038	13,671	15,204
Freddie Mac 6.50% 2038	4,973	5,517
Freddie Mac 5.00% 2039	9,717	10,209
Freddie Mac 5.00% 2039	7,755	8,191
Freddie Mac 5.00% 2039	4,540	4,759
Freddie Mac 6.00% 2040	2,956	3,212
Freddie Mac 6.00% 2040	982	1,067
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,779
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,016
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	30,865
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,286
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	550	578
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,552	2,589
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,277	2,369
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,202	3,232
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	8,673	9,022
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	8,256	7,986
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 20376	9,377	5,110
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20376	6,561	3,905
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,837	7,103
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20386	1,430	1,462
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.804% 20396	18,880	19,896
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20406	1,460	1,506
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	10,900	11,530
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.724% 20366	10,000	7,820
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.625% 20376	13,630	9,561
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.638% 20376	37,195	32,375
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.723% 20376	12,503	10,089
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	32,171	31,404
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	8,927
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,159	3,055
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.568% 20476	13,737	9,233
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.583% 20476	8,839	6,184
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 5.982% 20376	15,188	12,786
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.773% 20476	29,117	22,647
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.815% 20476	15,972	11,876
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	11,794	12,294
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.272% 20446	22,000	23,618
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	7,632	7,862
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 3-A1, 5.25% 20356	10,341	10,412
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.64% 20366	4,996	3,524
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.581% 20366	5,762	4,326
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.709% 20366	11,124	8,928
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.547% 20376	8,132	6,222
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.379% 20476	5,121	3,450
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	580	580
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20446	13,000	13,985
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.316% 20456	17,000	17,603
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	29,053
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,027	1,040
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,243	1,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	331	331
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	562	574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	5,354	5,356
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20456	14,700	16,213
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	4,001	4,055
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	7,487	7,664
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,447
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20386	7,000	7,694
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.32% 20366	12,503	10,315
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.456% 20366	26,465	14,977
Bank of America 5.50% 20125	22,500	23,751
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,455	1,454
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,231
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.219% 20456	17,730	18,514
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	21,812
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,5	18,763	19,379
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	18,488
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.204% 20426	15,989	16,544
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	22,707	15,581
Citicorp Mortgage Securities, Inc. 5.50% 2035	14,834	15,067
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20446	5,500	5,940
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,653
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,312
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,497
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.692% 20356	13,803	10,339
Bank of Montreal 2.85% 20155	10,000	10,191
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.936% 20356	10,066	7,257
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.59% 20366	3,986	2,814
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	6,996	7,099
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	2,196	2,232
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20355,6	8,259	8,643
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20376	12,904	7,339
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,193
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20185	6,000	6,031
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.643% 20366	6,200	5,746
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.303% 20356	5,816	5,443
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.385% 20356	2,897	2,512
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.402% 20376	4,025	2,784
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.599% 20366	8,199	5,293
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,982	5,023
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.43% 20376	7,803	4,891
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20115	750	746
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	2,573	2,612
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	4,113	3,054
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,706	2,561
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.719% 20366	2,000	1,653
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.943% 20366	2,333	1,564
Ally Financial Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,299	1,298
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.733% 20315,6	16,834	324
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	545	548
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	635	640
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	217	207
		2,925,319

CONSUMER DISCRETIONARY — 4.09%
Allison Transmission Holdings, Inc., Term Loan B, 3.02% 20146,7,8	128,734	128,788
Allison Transmission Holdings, Inc. 11.00% 20155	46,070	50,677
Allison Transmission Holdings, Inc. 11.25% 20155,6,10	70,447	77,668
Virgin Media Finance PLC 9.125% 2016	32,000	34,240
Virgin Media Finance PLC, Series 1, 9.50% 2016	88,965	101,531
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,372
Virgin Media Finance PLC 8.375% 20195	41,674	46,362
Univision Communications Inc. 12.00% 20145	11,250	12,333
Univision Communications Inc. 10.50% 20155,6,10	27,111	28,492
Univision Communications Inc., Term Loan, 4.51% 20176,7,8	85,928	84,572
Univision Communications Inc. 8.50% 20215	49,120	51,085
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	15,425	16,331
Charter Communications Operating, LLC, Term Loan B, 7.25% 20146,7,8	2,761	2,838
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	24,550	27,742
Charter Communications, Inc. 13.50% 2016	28,638	34,796
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	33,500	35,008
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	28,250	29,874
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,125
Toys “R” Us, Inc. 7.625% 2011	38,345	39,543
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	14,189	14,396
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,999
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,467
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	36,621
Toys “R” Us, Inc. 7.375% 2018	2,750	2,743
Boyd Gaming Corp. 6.75% 2014	10,504	10,609
Boyd Gaming Corp. 7.125% 2016	2,885	2,748
Boyd Gaming Corp. 9.125% 20185	68,115	71,350
MGM Resorts International 6.75% 2012	32,010	32,570
MGM Resorts International 6.75% 2013	19,860	19,761
MGM Resorts International 13.00% 2013	10,725	12,870
MGM Resorts International 5.875% 2014	4,475	4,262
MGM Resorts International 10.375% 2014	1,675	1,905
MGM Resorts International 7.50% 2016	4,000	3,820
MGM Resorts International 11.125% 2017	2,950	3,422
MGM Resorts International 9.00% 20205	5,150	5,717
Time Warner Cable Inc. 6.20% 2013	2,100	2,330
Time Warner Cable Inc. 7.50% 2014	10,400	12,001
Time Warner Cable Inc. 3.50% 2015	2,000	2,062
Time Warner Cable Inc. 6.75% 2018	29,000	33,636
Time Warner Cable Inc. 5.00% 2020	19,000	19,477
Time Warner Cable Inc. 4.125% 2021	5,800	5,502
Neiman Marcus Group, Inc. 9.00% 20156,10	50,247	52,885
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,675
Comcast Corp. 5.90% 2016	16,000	17,983
Comcast Corp. 6.30% 2017	3,000	3,439
Comcast Corp. 6.45% 2037	35,800	37,375
Comcast Corp. 6.95% 2037	10,275	11,372
Comcast Corp. 6.40% 2040	3,700	3,860
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	67,388
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,942
CSC Holdings, Inc., Series B, 6.75% 2012	400	419
CSC Holdings, Inc. 8.50% 2014	14,975	16,809
CSC Holdings, Inc. 8.50% 2015	2,000	2,200
Cablevision Systems Corp. 8.625% 2017	10,000	11,225
CSC Holdings, Inc. 8.625% 2019	14,375	16,549
Cablevision Systems Corp. 8.00% 2020	20,000	21,800
Michaels Stores, Inc., Term Loan B1, 2.563% 20136,7,8	20,139	20,143
Michaels Stores, Inc. 0%/13.00% 201611	16,070	16,231
Michaels Stores, Inc., Term Loan B2, 4.813% 20166,7,8	3,727	3,792
Michaels Stores, Inc. 7.75% 20185	23,500	24,323
Macy’s Retail Holdings, Inc. 8.375% 20156	11,510	13,409
Federated Department Stores, Inc. 7.45% 2017	9,411	10,493
May Department Stores Co. 6.65% 2024	1,500	1,508
Federated Department Stores, Inc. 6.79% 2027	9,250	8,973
Federated Department Stores, Inc. 7.00% 2028	6,636	6,636
Federated Department Stores, Inc. 6.90% 2029	23,124	23,037
Limited Brands, Inc. 5.25% 2014	1,585	1,658
Limited Brands, Inc. 6.90% 2017	3,920	4,194
Limited Brands, Inc. 8.50% 2019	19,020	21,778
Limited Brands, Inc. 7.00% 2020	22,315	23,654
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,027
J.C. Penney Co., Inc., Series A, 6.875% 2015	11,380	12,120
J.C. Penney Co., Inc. 7.65% 2016	12,500	13,719
J.C. Penney Co., Inc. 5.75% 2018	11,793	11,631
Royal Caribbean Cruises Ltd. 8.75% 2011	26,625	26,625
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	22,810
Cinemark USA, Inc., Term Loan, 3.52% 20166,7,8	3,640	3,674
Cinemark USA, Inc. 8.625% 2019	40,375	43,908
AMC Entertainment Inc. 8.75% 2019	42,400	45,686
News America Inc. 5.30% 2014	20,000	22,289
News America Holdings Inc. 8.00% 2016	6,000	7,450
News America Inc. 6.90% 2019	6,000	7,140
News America Inc. 6.65% 2037	5,500	5,977
Cox Communications, Inc. 5.45% 2014	5,000	5,551
Cox Communications, Inc. 5.875% 20165	25,000	28,129
Cox Communications, Inc. 8.375% 20395	4,000	5,147
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	35,510	37,818
NBC Universal, Inc. 2.10% 20145	5,250	5,231
NBC Universal, Inc. 3.65% 20155	1,225	1,260
NBC Universal, Inc. 2.875% 20165	10,000	9,773
NBC Universal, Inc. 5.15% 20205	5,200	5,371
NBC Universal, Inc. 4.375% 20215	10,360	10,045
NBC Universal, Inc. 6.40% 20405	1,350	1,400
NBC Universal, Inc. 5.95% 20415	4,400	4,300
Quebecor Media Inc. 7.75% 2016	24,450	25,489
Quebecor Media Inc. 7.75% 2016	11,195	11,671
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	32,300	35,934
Warner Music Group 7.375% 2014	22,665	22,552
Warner Music Group 9.50% 2016	12,300	13,207
Technical Olympic USA, Inc. 9.00% 20102,9	10,675	7,318
Technical Olympic USA, Inc. 9.00% 20102,9	7,815	5,357
Technical Olympic USA, Inc. 9.25% 20112,5,9	33,175	22,741
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20176,7,8	13,250	13,490
PETCO Animal Supplies, Inc. 9.25% 20185	19,875	21,465
Regal Cinemas Corp. 8.625% 2019	31,095	33,272
Time Warner Inc. 5.875% 2016	19,985	22,561
Time Warner Companies, Inc. 7.25% 2017	1,500	1,787
Time Warner Inc. 6.50% 2036	7,500	7,937
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,926
Marriott International, Inc., Series I, 6.375% 2017	19,500	21,838
CityCenter Holdings, LLC 7.625% 20165	23,625	24,275
CityCenter Holdings, LLC 11.50% 20175,10	6,000	6,261
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,575
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,333
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,126
Dollar General Corp., Term Loan B2, 3.011% 20146,7,8	4,268	4,283
Dollar General Corp. 10.625% 2015	15,940	17,315
Dollar General Corp. 11.875% 20176,10	5,853	6,819
Target Corp. 6.00% 2018	24,500	28,382
LBI Media, Inc. 8.50% 20175	32,174	27,227
Tower Automotive Holdings 10.625% 20175	23,931	26,025
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,357
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	15,563
Marina District Finance 9.50% 20155	24,000	24,480
UPC Germany GmbH 8.125% 20175	15,800	17,143
Staples, Inc. 7.75% 2011	2,115	2,138
Staples, Inc. 9.75% 2014	11,875	14,481
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	16,094
Gray Television, Inc. 10.50% 2015	15,235	15,730
Radio One, Inc. 15.00% 20165,6,10	15,326	15,515
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,790
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,674
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,564
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,274
ONO Finance II PLC 10.875% 20195	14,050	14,647
UPC Holding BV 9.875% 20185	12,500	13,906
Clear Channel Communications, Inc. 5.00% 2012	13,705	13,499
Blue Acquisition Sub, Inc. 9.875% 20185	12,500	13,406
Seminole Tribe of Florida 6.535% 20205,7	10,000	9,819
Seminole Tribe of Florida 7.804% 20205,7	3,095	3,050
Fox Acquisition LLC 13.375% 20165	11,690	12,801
Vidéotron Ltée 6.875% 2014	7,169	7,303
Vidéotron Ltée 6.375% 2015	4,905	5,052
Tenneco Automotive Inc. 6.875% 20205	11,300	11,639
Local T.V. Finance LLC 10.00% 20155,6,10	12,473	11,538
American Axle & Manufacturing Holdings, Inc. 9.25% 20175	10,000	11,400
Thomson Reuters Corp. 5.95% 2013	3,625	4,020
Thomson Reuters Corp. 6.50% 2018	5,900	6,915
Lear Corp. 7.875% 2018	10,000	10,900
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,754
Allbritton Communications Co. 8.00% 2018	10,000	10,438
Volkswagen International Finance NV 1.625% 20135	10,000	10,064
Home Depot, Inc. 5.40% 2016	1,819	2,043
Home Depot, Inc. 3.95% 2020	3,000	2,947
Home Depot, Inc. 5.875% 2036	5,000	5,066
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20175	9,175	9,645
Meritage Corp. 7.731% 20175	9,500	8,906
Marks and Spencer Group PLC 6.25% 20175	7,000	7,420
Marks and Spencer Group PLC 7.125% 20375	1,000	962
Libbey Glass Inc. 10.00% 2015	7,500	8,147
Seneca Gaming Corp. 8.25% 20185	7,925	8,123
Kohl’s Corp. 6.25% 2017	6,450	7,491
Kohl’s Corp. 6.875% 2037	500	572
Jarden Corp. 8.00% 2016	5,725	6,247
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	6,034
Lowe’s Companies, Inc. 3.75% 2021	3,000	2,895
Lowe’s Companies, Inc. 5.80% 2040	2,700	2,811
Nordstrom, Inc. 6.25% 2018	5,000	5,661
Hanesbrands Inc., Series B, 3.831% 20146	2,005	2,018
Hanesbrands Inc. 8.00% 2016	2,600	2,821
Vitamin Shoppe Industries Inc. 7.786% 20126	3,422	3,422
Walt Disney Co. 5.625% 2016	2,000	2,315
Grupo Televisa, SAB 6.625% 2040	1,500	1,588
Ford Motor Co. 9.50% 2011	1,000	1,050
		2,827,780

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.07%
U.S. Treasury 1.125% 2011	56,260	56,682
U.S. Treasury 4.50% 2011	16,165	16,732
U.S. Treasury 4.625% 2011	261,750	272,113
U.S. Treasury 0.625% 2012	56,375	56,564
U.S. Treasury 2.00% 201212	10,297	10,723
U.S. Treasury 4.25% 2012	13,250	14,085
U.S. Treasury 4.875% 2012	203,000	212,602
U.S. Treasury 1.50% 2013	40,000	40,653
U.S. Treasury 1.75% 2013	145,000	148,489
U.S. Treasury 1.875% 201312	29,783	32,002
U.S. Treasury 2.75% 2013	164,500	172,944
U.S. Treasury 3.375% 2013	112,250	119,669
U.S. Treasury 4.25% 2013	110,582	120,357
U.S. Treasury 1.875% 2014	41,000	42,043
U.S. Treasury 4.25% 2014	33,500	37,147
U.S. Treasury 1.625% 201512	29,191	31,593
U.S. Treasury 1.875% 201512	42,745	47,021
U.S. Treasury 2.125% 2015	2,750	2,777
U.S. Treasury 3.25% 2016	18,395	19,484
U.S. Treasury 7.50% 2016	20,000	25,747
U.S. Treasury 4.50% 2017	4,975	5,567
U.S. Treasury 3.50% 2018	246,850	259,703
U.S. Treasury 3.125% 2019	9,800	9,893
U.S. Treasury 3.375% 2019	15,000	15,290
U.S. Treasury 3.625% 2019	59,000	61,533
U.S. Treasury 8.125% 2019	24,000	33,364
U.S. Treasury 3.50% 2020	13,900	14,179
U.S. Treasury 3.625% 2020	9,450	9,780
U.S. Treasury 8.75% 2020	10,600	15,438
U.S. Treasury 6.25% 2023	109,000	135,899
U.S. Treasury 6.00% 2026	20,000	24,366
U.S. Treasury 4.50% 2036	218,640	219,121
U.S. Treasury 4.375% 2038	19,065	18,616
U.S. Treasury 3.50% 2039	135,000	112,189
U.S. Treasury 4.25% 2039	10,750	10,225
U.S. Treasury 4.375% 2039	15,750	15,284
U.S. Treasury 4.50% 2039	9,620	9,539
U.S. Treasury 3.875% 2040	18,500	16,417
U.S. Treasury 4.375% 2040	16,700	16,188
U.S. Treasury 4.625% 2040	127,475	128,919
Fannie Mae 6.25% 2029	47,000	55,501
Freddie Mac 1.125% 2012	35,125	35,452
CoBank ACB 7.875% 20185	10,000	11,150
CoBank ACB 0.902% 20225,6	8,315	6,603
Federal Home Loan Bank 0.171% 20116	14,200	14,210
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,708
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,811
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,789
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,432
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,972
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,920
Federal Agricultural Mortgage Corp. 5.50% 20115	3,000	3,065
		2,811,550

INDUSTRIALS — 2.07%
Nielsen Finance LLC, Term Loan A, 2.261% 20136,7,8	8,281	8,314
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	39,775	46,586
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201611	72,520	76,599
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	26,260	30,757
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,7,8	12,000	12,780
Continental Airlines, Inc. 8.75% 2011	27,750	28,687
United Air Lines, Inc., Term Loan B, 2.313% 20146,7,8	21,898	21,749
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	7,094	7,391
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	5,356	5,450
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	896	900
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	283	285
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	15,110	15,989
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	4,279	4,571
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,7,9	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	415	429
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	14,956	16,059
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	642	639
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	9,630	9,702
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	664	723
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,7	4,845	4,758
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	3,249	3,326
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	13,155	13,879
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	11,178	11,402
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,870	3,155
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	5,370	5,957
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	4,596	4,745
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	11,116	11,498
Northwest Airlines, Inc., Term Loan B, 3.81% 20136,7,8	4,092	3,918
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	43,595	45,448
Northwest Airlines, Inc., Term Loan A, 2.06% 20186,7,8	51,534	45,994
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	22,480	23,098
US Investigations Services, Inc., Term Loan B, 3.054% 20156,7,8	18,381	18,182
US Investigations Services, Inc., Term Loan B, 7.75% 20156,7,8	22,119	22,736
US Investigations Services, Inc. 10.50% 20155	49,850	53,090
US Investigations Services, Inc. 11.75% 20165	19,814	21,300
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20146,7,8	4,581	4,094
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20146,7,8	77,366	69,146
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	23,212	23,391
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	2,633
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,10	14,057	10,403
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	767
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20127	11,745	11,892
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20127	264	266
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20127	4,595	4,655
AMR Corp. 9.00% 2012	11,000	11,261
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20137	17,138	17,802
AMR Corp. 9.00% 2016	2,000	1,985
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	12,386	12,262
AMR Corp. 10.00% 2021	3,000	2,865
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	5,610	5,091
Ashtead Group PLC 8.625% 20155	14,675	15,390
Ashtead Capital, Inc. 9.00% 20165	46,185	49,302
CEVA Group PLC, Bridge Loan, 9.75% 20152,6,7,8	32,191	29,937
CEVA Group PLC 11.625% 20165	2,450	2,720
CEVA Group PLC 8.375% 20175	9,050	9,322
CEVA Group PLC 11.50% 20185	15,675	17,223
ARAMARK Corp., Letter of Credit, 2.136% 20146,7,8	273	274
ARAMARK Corp., Term Loan B, 2.178% 20146,7,8	3,391	3,405
ARAMARK Corp. 3.787% 20156	12,786	12,690
ARAMARK Corp. 8.50% 2015	28,450	29,801
ARAMARK Corp., Letter of Credit, 3.361% 20166,7,8	492	497
ARAMARK Corp., Term Loan B, 3.553% 20166,7,8	7,483	7,551
TransDigm Inc. 7.75% 20185	47,495	51,176
Nortek, Inc. 11.00% 2013	34,690	37,161
Nortek Inc. 10.00% 20185	8,170	8,619
Iron Mountain Inc. 8.375% 2021	30,000	32,775
Associated Materials, LLC 9.125% 20175	29,340	31,614
Union Pacific Corp. 5.125% 2014	15,325	16,742
Union Pacific Corp. 5.75% 2017	2,065	2,332
Union Pacific Corp. 5.70% 2018	8,000	9,048
RailAmerica, Inc. 9.25% 2017	23,149	25,666
General Electric Capital Corp., Series A, 2.25% 2015	12,000	11,551
General Electric Co. 5.25% 2017	11,250	12,201
Ply Gem Industries, Inc. 11.75% 2013	19,965	21,437
Koninklijke Philips Electronics NV 5.75% 2018	18,250	20,562
Kansas City Southern Railway Co. 13.00% 2013	5,599	6,656
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,628
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	10,937
Burlington Northern Santa Fe Corp. 7.00% 2014	13,885	15,982
Volvo Treasury AB 5.95% 20155	13,875	15,202
Esterline Technologies Corp. 6.625% 2017	12,500	12,750
Esterline Technologies Corp. 7.00% 2020	2,240	2,324
Honeywell International Inc. 3.875% 2014	13,605	14,606
Florida East Coast Railway 8.125% 20175	12,075	12,588
WMX Technologies, Inc. 7.10% 20261	10,125	11,736
Sequa Corp., Term Loan B, 3.56% 20146,7,8	11,596	11,501
USG Corp. 9.50% 20186	10,500	10,736
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,5,7	7,734	7,927
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20135,7	2,091	2,258
Norfolk Southern Corp. 5.75% 2016	6,710	7,548
Norfolk Southern Corp. 5.75% 2018	2,000	2,267
CSX Corp. 5.75% 2013	4,960	5,399
CSX Corp. 6.25% 2015	3,460	3,957
H&E Equipment Services, Inc. 8.375% 2016	7,800	8,151
Atlas Copco AB 5.60% 20175	7,405	7,950
Allied Waste North America, Inc. 6.875% 2017	7,250	7,922
RBS Global, Inc. and Rexnord LLC 11.75% 2016	550	597
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,280
Lockheed Martin Corp. 4.121% 2013	5,000	5,312
ERAC USA Finance Co. 5.25% 20205	5,000	5,173
Roofing Supply Group 8.625% 20175	4,555	4,817
Navios Maritime Acquisition Corp. 8.625% 20175	1,965	1,994
Navios Maritime Holdings Inc. 8.125% 20195	1,600	1,568
John Deere Capital Corp. 5.40% 2011	2,000	2,071
John Deere Capital Corp., Series D, 5.50% 2017	1,000	1,128
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,451
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 20215	1,700	1,747
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,261
		1,431,029

TELECOMMUNICATION SERVICES — 1.99%
Sprint Capital Corp. 8.375% 2012	10,775	11,502
Nextel Communications, Inc., Series E, 6.875% 2013	76,000	76,855
Nextel Communications, Inc., Series F, 5.95% 2014	39,210	39,455
Nextel Communications, Inc., Series D, 7.375% 2015	186,970	189,307
Wind Acquisition SA 11.75% 20175	80,475	92,144
Wind Acquisition SA 7.25% 20185	34,055	35,332
Verizon Communications Inc. 3.75% 2011	19,750	19,942
ALLTEL Corp. 7.00% 2012	12,686	13,723
Verizon Communications Inc. 5.55% 2014	37,250	41,316
Verizon Communications Inc. 4.90% 2015	3,560	3,920
Verizon Communications Inc. 5.50% 2017	18,000	19,947
Verizon Communications Inc. 8.75% 2018	5,000	6,500
Verizon Communications Inc. 6.35% 2019	4,525	5,223
Verizon Communications Inc. 5.85% 2035	5,000	5,032
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	46,485	50,901
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	33,780	36,989
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	18,320	19,831
SBC Communications Inc. 6.25% 2011	5,500	5,538
AT&T Wireless Services, Inc. 8.125% 2012	11,935	12,992
AT&T Inc. 4.95% 2013	34,375	36,925
SBC Communications Inc. 5.10% 2014	3,500	3,852
SBC Communications Inc. 5.625% 2016	10,000	11,260
AT&T Inc. 5.80% 2019	8,750	9,826
Frontier Communications Corp. 7.875% 2015	18,475	20,600
Frontier Communications Corp. 8.25% 2017	38,175	42,947
Frontier Communications Corp. 8.50% 2020	6,950	7,871
Frontier Communications Corp. 8.75% 2022	4,400	4,983
Windstream Corp. 8.125% 2013	6,000	6,630
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,331
Windstream Corp. 8.625% 2016	54,100	57,617
Crown Castle International Corp. 9.00% 2015	33,850	37,912
Crown Castle International Corp. 7.75% 20175	9,950	10,995
Crown Castle International Corp. 7.125% 2019	19,000	20,283
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,10	62,375	64,870
LightSquared, Term Loan B, 12.00% 20147,8,10	63,522	62,013
Cricket Communications, Inc. 10.00% 2015	5,895	6,485
Cricket Communications, Inc. 7.75% 2016	45,610	48,233
American Tower Corp. 4.625% 2015	10,000	10,477
American Tower Corp. 7.00% 2017	12,431	14,107
American Tower Corp. 7.25% 2019	24,050	27,245
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,174
Telecom Italia Capital SA 5.25% 2015	14,000	14,330
Telecom Italia Capital SA 6.999% 2018	16,500	17,651
Telecom Italia Capital SA 6.375% 2033	2,376	2,121
Telicom Italia Capital SA 6.00% 2034	2,515	2,149
Trilogy International Partners, LLC, 10.25% 20165	22,150	22,039
tw telecom holdings inc. 8.00% 2018	20,000	21,550
SBA Telecommunications, Inc. 8.00% 2016	16,675	18,301
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,216
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,834
Intelsat, Ltd. 8.875% 2015	8,000	8,300
Intelsat Jackson Holding Co. 8.50% 20195	3,500	3,850
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,062
Telefónica Emisiones, SAU 5.134% 2020	7,950	7,908
Sorenson Communications 10.50% 20155	15,525	10,945
Qwest Communications International Inc. 8.00% 2015	5,000	5,438
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,958
Syniverse Holdings, Inc. 9.125% 20195	7,800	8,346
Level 3 Financing, Inc. 9.25% 2014	4,000	4,070
		1,374,153

INFORMATION TECHNOLOGY — 1.89%
First Data Corp., Term Loan B2, 3.01% 20146,7,8	86,917	82,375
First Data Corp. 9.875% 2015	18,241	18,241
First Data Corp. 9.875% 2015	320	321
First Data Corp. 10.55% 201510	6,276	6,141
First Data Corp. 11.25% 2016	127,525	118,598
First Data Corp. 8.875% 20205	7,300	7,902
First Data Corp. 8.25% 20215	49,872	48,251
First Data Corp. 12.625% 20215	116,026	118,056
First Data Corp. 8.75% 20225,6,10	90,326	88,294
NXP BV and NXP Funding LLC 3.053% 20136	63,858	63,458
NXP BV and NXP Funding LLC 10.00% 20134	37,639	43,191
NXP BV and NXP Funding LLC 9.50% 2015	90,735	97,427
NXP BV and NXP Funding LLC 9.75% 20185	42,770	48,597
Freescale Semiconductor, Inc. 8.875% 2014	46,005	48,248
Freescale Semiconductor, Inc. 9.125% 20146,10	31,788	33,298
Freescale Semiconductor, Inc., Term Loan, 4.511% 20166,7,8	36,958	37,096
Freescale Semiconductor, Inc. 10.125% 2016	58,590	63,131
Freescale Semiconductor, Inc. 10.125% 20185	30,700	34,921
Sanmina-SCI Corp. 6.75% 2013	23,100	23,244
Sanmina-SCI Corp. 3.052% 20145,6	23,750	23,513
Sanmina-SCI Corp. 8.125% 2016	71,830	74,703
SunGard Data Systems Inc. 7.375% 20185	28,000	28,700
SunGard Data Systems Inc. 7.625% 20205	23,165	24,034
Jabil Circuit, Inc. 8.25% 2018	29,225	33,609
Jabil Circuit, Inc. 5.625% 2020	11,150	11,039
Cisco Systems, Inc. 2.90% 2014	10,000	10,426
Cisco Systems, Inc. 4.95% 2019	20,000	21,658
Ceridian Corp. 11.25% 2015	28,425	29,562
Advanced Micro Devices, Inc. 8.125% 2017	20,250	21,313
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,438
National Semiconductor Corp. 6.15% 2012	15,000	15,907
Serena Software, Inc. 10.375% 2016	13,430	13,850
International Business Machines Corp. 2.00% 2016	10,000	9,790
CommScope Inc. 8.25% 20195	3,575	3,727
		1,309,059

HEALTH CARE — 1.39%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	41,520	43,077
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	62,870	66,799
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	22,500	23,850
HCA Inc., Term Loan B1, 2.553% 20136,7,8	11,231	11,230
HCA Inc. 9.125% 2014	5,090	5,370
HCA Inc. 9.25% 2016	5,480	5,925
HCA Inc. 9.625% 20166,10	3,000	3,244
HCA Inc., Term Loan B2, 3.553% 20176,7,8	6,292	6,378
HCA Inc. 7.75% 20215	65,785	68,910
VWR Funding, Inc., Series B, 10.25% 20156,10	79,476	84,145
HealthSouth Corp. 10.75% 2016	74,200	80,507
PTS Acquisition Corp. 9.50% 20156,10	73,796	75,733
Boston Scientific Corp. 6.25% 2015	10,380	11,137
Boston Scientific Corp. 6.40% 2016	21,735	23,828
Boston Scientific Corp. 6.00% 2020	16,330	16,953
Boston Scientific Corp. 7.00% 2035	9,470	9,246
Boston Scientific Corp. 7.375% 2040	1,976	2,118
Tenet Healthcare Corp. 7.375% 2013	32,447	34,232
Tenet Healthcare Corp. 9.25% 2015	10,160	11,100
Pfizer Inc 4.45% 2012	13,000	13,557
Pfizer Inc 5.35% 2015	22,500	25,336
Pfizer Inc 6.20% 2019	4,500	5,263
Novartis Capital Corp. 4.125% 2014	17,250	18,545
Novartis Capital Corp. 2.90% 2015	17,000	17,540
Novartis Securities Investment Ltd. 5.125% 2019	4,000	4,391
Abbott Laboratories 2.70% 2015	10,000	10,248
Abbott Laboratories 5.125% 2019	14,000	15,285
Roche Holdings Inc. 5.00% 20145	4,000	4,385
Roche Holdings Inc. 6.00% 20195	16,500	19,105
Merge Healthcare Inc 11.75% 2015	18,410	19,791
Grifols Inc 8.25% 20185	17,515	18,237
Quintiles Transnational 9.50% 20145,6,10	16,760	17,221
Surgical Care Affiliates, Inc. 8.875% 20155,6,10	6,591	6,773
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,856
Symbion Inc. 11.75% 20156,10	18,734	16,247
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,640
UnitedHealth Group Inc. 6.00% 2017	12,430	14,041
Patheon Inc. 8.625% 20175	11,980	12,309
Multiplan Inc. 9.875% 20185	10,455	11,304
Cardinal Health, Inc. 5.80% 2016	10,000	11,272
Vanguard Health Systems Inc. 0% 20165	17,940	11,213
WellPoint, Inc. 6.00% 2014	10,000	11,123
Express Scripts Inc. 7.25% 2019	8,985	10,660
Biogen Idec Inc. 6.00% 2013	6,000	6,459
Biogen Idec Inc. 6.875% 2018	3,650	4,101
Bausch & Lomb Inc. 9.875% 2015	9,175	9,955
Endo Pharmaceuticals Holdings Inc. 7.00% 20205	8,850	9,204
Coventry Health Care, Inc. 6.30% 2014	8,370	8,917
Medco Health Solutions, Inc. 2.75% 2015	8,330	8,282
ConvaTec Healthcare 10.50% 20185	6,575	7,027
Accellent Inc. 8.375% 2017	5,900	6,210
		962,279

UTILITIES — 1.04%
Edison Mission Energy 7.50% 2013	35,525	35,347
Edison Mission Energy 7.75% 2016	35,300	31,770
Midwest Generation, LLC, Series B, 8.56% 20167	14,514	14,876
Edison Mission Energy 7.00% 2017	19,525	16,108
Edison Mission Energy 7.20% 2019	39,450	31,856
Homer City Funding LLC 8.734% 20267	12,145	11,416
Edison Mission Energy 7.625% 2027	20,850	15,429
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.761% 20146,7,8	3,473	2,866
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20146,7,8	49,593	40,926
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	93,129	57,740
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	20,180	12,461
NRG Energy, Inc. 7.375% 2016	48,975	50,812
NRG Energy, Inc. 7.375% 2017	14,400	15,012
NRG Energy, Inc. 8.25% 20205	3,850	3,970
CMS Energy Corp. 4.25% 2015	15,000	15,103
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	31,846
CMS Energy Corp. 6.25% 2020	20,000	20,752
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,874
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,410
Sierra Pacific Resources 6.75% 2017	21,865	22,236
NV Energy, Inc 6.25% 2020	17,500	17,484
MidAmerican Energy Co. 5.95% 2017	10,625	12,162
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,229
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,242
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,489
Electricité de France SA 5.50% 20145	15,000	16,557
Electricité de France SA 6.95% 20395	8,000	9,556
Israel Electric Corp. Ltd. 9.375% 20205	16,215	19,923
Israel Electric Corp. Ltd. 8.10% 20965	4,905	4,935
AES Corp. 7.75% 2015	10,000	10,900
AES Corp. 8.00% 2017	4,000	4,350
AES Corp. 8.00% 2020	7,000	7,665
Intergen Power 9.00% 20175	16,000	17,240
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,280
Allegheny Energy Supply Co., LLC 8.25% 20125	13,835	14,787
E.ON International Finance BV 5.80% 20185	13,000	14,654
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,443
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,230
PG&E Corp. 5.75% 2014	9,000	9,959
Veolia Environnement 5.25% 2013	8,000	8,632
PSEG Power LLC 7.75% 2011	7,500	7,605
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,757
Eskom Holdings Ltd. 5.75% 20215	6,820	6,684
Teco Finance, Inc. 5.15% 2020	5,000	5,201
Xcel Energy Inc. 4.70% 2020	5,000	5,188
Jersey Central Power & Light Co. 4.80% 2018	5,000	5,060
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	5,039
AES Panamá, SA 6.35% 20165	4,500	4,815
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,242
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,023
CenterPoint Energy Resources Corp. 4.50% 20215	3,000	2,992
		721,133

ENERGY — 1.00%
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,598
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145,7	8,742	9,507
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20147	1,960	2,131
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,619
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,155
Ras Laffan Liquefied Natural Gas II 5.298% 20205,7	33,501	35,663
Ras Laffan Liquefied Natural Gas III 5.838% 20275,7	45,650	47,729
TransCanada PipeLines Ltd. 6.50% 2018	375	440
TransCanada PipeLines Ltd. 7.125% 2019	14,105	17,237
TransCanada PipeLines Ltd. 6.20% 2037	400	427
TransCanada PipeLines Ltd. 7.625% 2039	11,250	14,092
TransCanada PipeLines Ltd. 6.35% 20676	61,150	61,425
Petroplus Finance Ltd. 6.75% 20145	16,765	16,241
Petroplus Finance Ltd. 7.00% 20175	47,675	44,099
Petroplus Finance Ltd. 9.375% 20195	32,920	32,262
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,330
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	8,630	8,947
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,445
Williams Partners L.P. 4.125% 2020	6,500	6,143
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,460	5,637
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	2,250	2,301
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,945
Enbridge Energy Partners, LP 9.875% 2019	12,000	15,890
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,063
Enbridge Energy Partners, LP 8.05% 20776	10,500	11,135
Shell International Finance BV 1.875% 2013	10,000	10,180
Shell International Finance BV 4.00% 2014	20,000	21,486
Shell International Finance BV 5.50% 2040	1,500	1,551
Gazprom OJSC 5.092% 20155	12,755	12,946
Gazprom OJSC 6.51% 20225	4,700	4,817
Gazprom OJSC 7.288% 2037	6,000	6,240
Gazprom OJSC 7.288% 20375	4,650	4,836
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,578
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,245
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,287
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,115
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,864
Kinder Morgan Energy Partners LP 6.85% 2020	2,400	2,770
Kinder Morgan Energy Partners LP 6.55% 2040	2,250	2,348
StatoilHydro ASA 3.875% 2014	10,000	10,662
StatoilHydro ASA 5.125% 20145	3,000	3,317
Statoil ASA 3.125% 2017	10,000	10,026
StatoilHydro ASA 5.25% 2019	2,000	2,211
Enbridge Inc. 5.60% 2017	20,067	22,692
Rockies Express Pipeline LLC 6.25% 20135	4,020	4,341
Rockies Express Pipeline LLC 6.85% 20185	12,500	13,614
Enterprise Products Operating LLC 5.65% 2013	10,000	10,885
Enterprise Products Operating LLC 7.00% 20676	4,830	4,817
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,7	14,351	15,069
Husky Energy Inc. 5.90% 2014	5,000	5,540
Husky Energy Inc. 7.25% 2019	2,655	3,159
Husky Energy Inc. 6.80% 2037	5,675	6,170
Total Capital SA 3.00% 2015	12,250	12,585
Total Capital SA 3.125% 2015	1,200	1,234
Total Capital SA 4.45% 2020	1,000	1,028
Williams Companies, Inc. 7.875% 2021	3,796	4,527
Williams Companies, Inc. 8.75% 2032	7,799	9,490
Cenovus Energy Inc. 4.50% 2014	12,000	12,989
BG Energy Capital PLC 2.50% 20155	10,980	10,915
Energy Transfer Partners, LP 7.50% 2020	9,500	10,201
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,330
General Maritime Corp. 12.00% 2017	8,500	8,096
Devon Energy Corp. 5.625% 2014	3,000	3,349
Devon Financing Corp. ULC 7.875% 2031	3,000	3,866
Apache Corp. 6.90% 2018	1,800	2,183
Apache Corp. 5.10% 2040	3,250	2,992
XTO Energy Inc. 5.50% 2018	2,500	2,908
XTO Energy Inc. 6.75% 2037	1,750	2,169
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,804
Reliance Holdings Ltd. 4.50% 20205	2,760	2,573
Reliance Holdings Ltd. 6.25% 20405	2,250	2,083
Noble Energy, Inc. 8.25% 2019	3,500	4,447
Petrobras International 5.375% 2021	4,250	4,296
Chevron Corp. 3.95% 2014	500	538
Chevron Corp. 4.95% 2019	2,300	2,575
Qatar Petroleum 5.579% 20115,7	2,224	2,247
		693,652

CONSUMER STAPLES — 0.99%
Altria Group, Inc. 9.70% 2018	18,000	23,378
Altria Group, Inc. 9.25% 2019	54,890	70,521
Altria Group, Inc. 9.95% 2038	23,500	31,587
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,120
Anheuser-Busch InBev NV 7.20% 20145	2,500	2,884
Anheuser-Busch InBev NV 3.625% 2015	23,500	24,485
Anheuser-Busch InBev NV 4.125% 2015	14,950	15,937
Anheuser-Busch InBev NV 7.75% 20195	25,000	30,910
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,347
SUPERVALU INC., Term Loan B, 1.635% 20126,7,8	490	488
SUPERVALU INC. 7.50% 2012	3,323	3,439
Albertson’s, Inc. 7.25% 2013	14,122	13,981
SUPERVALU INC. 7.50% 2014	1,000	988
SUPERVALU INC., Term Loan B2, 3.51% 20156,7,8	869	868
SUPERVALU INC. 8.00% 2016	33,460	32,791
Albertson’s, Inc. 7.45% 2029	2,000	1,600
Albertson’s, Inc. 8.00% 2031	7,205	5,890
PepsiCo, Inc. 3.10% 2015	15,000	15,709
PepsiCo, Inc. 7.90% 2018	15,000	19,134
PepsiCo, Inc. 3.125% 2020	2,500	2,321
PepsiCo, Inc. 4.875% 2040	2,000	1,890
Rite Aid Corp. 9.75% 2016	10,000	11,200
Rite Aid Corp. 10.25% 2019	13,215	14,090
Rite Aid Corp. 8.00% 2020	11,450	12,209
CVS Caremark Corp. 5.789% 20265,7	4,331	4,361
CVS Caremark Corp. 6.943% 20307	11,734	12,787
CVS Caremark Corp. 7.507% 20325,7	14,739	16,960
Stater Bros. Holdings Inc. 7.75% 2015	19,250	20,116
Stater Bros. Holdings Inc. 7.375% 20185	8,575	8,907
Wesfarmers Ltd. 6.998% 20135	25,000	27,633
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,386
Wal-Mart Stores, Inc. 3.25% 2020	10,010	9,351
Wal-Mart Stores, Inc. 4.875% 2040	3,000	2,767
Constellation Brands, Inc. 8.375% 2014	3,675	4,079
Constellation Brands, Inc. 7.25% 2017	21,000	22,575
Kraft Foods Inc. 2.625% 2013	8,930	9,207
Kraft Foods Inc. 4.125% 2016	5,000	5,262
Kraft Foods Inc. 5.375% 2020	5,000	5,342
Kraft Foods Inc. 6.50% 2040	2,500	2,687
Coca-Cola Co. 1.50% 2015	15,000	14,469
Coca-Cola Co. 3.15% 2020	6,700	6,266
Tyson Foods, Inc. 10.50% 2014	6,050	7,230
Tyson Foods, Inc. 7.35% 20166	11,500	12,679
Delhaize Group 6.50% 2017	3,850	4,385
Delhaize Group 5.70% 20405	15,691	14,722
Unilever Capital Corp. 3.65% 2014	17,500	18,579
Procter & Gamble Co. 3.50% 2015	17,250	18,235
Kroger Co. 6.40% 2017	8,250	9,471
Kroger Co. 6.80% 2018	4,045	4,682
The Kroger Co. 7.00% 2018	172	196
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,566
Kimberly-Clark Corp. 7.50% 2018	9,000	11,296
Tesco PLC 5.50% 20175	9,000	10,200
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	3,073
Smithfield Foods, Inc. 10.00% 2014	5,050	5,965
Safeway Inc. 3.95% 2020	5,310	4,993
Safeway Inc. 7.25% 2031	3,000	3,316
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,352
Spectrum Brands Inc. 9.50% 20185	3,000	3,308
		682,170

MATERIALS — 0.71%
Dow Chemical Co. 7.60% 2014	35,450	41,220
Dow Chemical Co. 8.55% 2019	18,000	22,504
Dow Chemical Co. 9.40% 2039	1,160	1,665
Georgia Gulf Corp. 10.75% 20161	3,385	3,630
Georgia Gulf Corp. 9.00% 20171,5	54,565	60,499
International Paper Co. 7.40% 2014	12,500	14,200
International Paper Co. 7.95% 2018	22,545	27,122
International Paper Co. 7.30% 2039	7,000	7,919
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,371
Nalco Co. 8.25% 2017	17,485	19,299
Nalco Co. 6.625% 20195	11,985	12,569
Reynolds Group 7.75% 20165	8,180	8,671
Reynolds Group 8.50% 20185	21,400	22,417
Reynolds Group 7.125% 20195	6,350	6,588
Ball Corp. 7.125% 2016	12,700	13,875
Ball Corp. 6.75% 2020	9,550	10,123
Ball Corp. 5.75% 2021	8,615	8,464
Owens-Brockway Glass Container Inc. 6.75% 2014	585	604
Owens-Brockway Glass Container Inc. 7.375% 2016	29,105	31,797
Teck Resources Ltd. 10.75% 2019	24,000	31,246
ArcelorMittal 3.75% 2015	10,000	10,128
ArcelorMittal 6.125% 2018	17,500	18,644
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,629
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,598
Anglo American Capital PLC 2.15% 20135	15,015	15,195
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,060
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	4,380	4,620
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	5,973
LBI Escrow Corp 8.00% 20175	8,510	9,521
MacDermid 9.50% 20175	7,300	7,829
Ardagh Packaging Finance 7.375% 20175	1,150	1,212
Ardagh Packaging Finance 9.125% 20205	4,500	4,894
Georgia-Pacific Corp. 8.125% 2011	5,875	6,066
Smurfit Capital Funding PLC 7.50% 2025	5,575	5,282
Packaging Dynamics Corp. 8.75% 20165	3,595	3,680
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,337
Arbermarle Corp. 5.10% 2015	2,570	2,748
Plastipak Holdings, Inc. 8.50% 20155	2,275	2,383
Solutia Inc. 8.75% 2017	1,680	1,863
Airgas, Inc. 7.125% 2018	1,250	1,361
Praxair, Inc. 4.375% 2014	1,000	1,078
CEMEX SA 9.25% 20205	979	1,002
Newpage Corp. 11.375% 2014	875	882
CRH America, Inc. 8.125% 2018	500	581
		489,349

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.24%
United Mexican States Government Global 5.875% 2014	20,000	22,080
United Mexican States Government Global, Series A, 6.75% 2034	3,990	4,509
Polish Government 5.25% 2014	1,500	1,601
Polish Government 6.375% 2019	18,985	21,261
Croatian Government 6.75% 20195	14,000	14,612
Croatian Government 6.75% 2019	5,500	5,740
Croatian Government 6.625% 20205	2,000	2,076
Hungarian Government 6.25% 2020	21,310	21,382
Russian Federation 7.50% 20307	12,772	14,719
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,372
Province of Ontario, Series 1, 1.875% 2012	10,000	10,199
South Africa (Republic of) 6.875% 2019	2,050	2,337
South Africa (Republic of) 5.50% 2020	7,500	7,763
Brazil (Federal Republic of) Global 6.00% 2017	4,200	4,736
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,390
Israeli Government 5.125% 2019	5,500	5,940
State of Qatar 9.75% 2030	4,000	5,860
Peru (Republic of) 7.125% 2019	3,780	4,512
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,185
		165,274

ASSET-BACKED OBLIGATIONS7 — 0.21%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	5,447	5,696
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	16,042
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	12,154	12,189
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20125	1,395	1,397
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	3,493	3,555
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	6,752	6,923
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,741
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,149
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.39% 20266	3,770	2,699
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.39% 20296	7,695	6,197
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,567
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 4.427% 20356	8,681	8,394
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.88% 20356	10,000	8,264
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	8,180	8,255
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	5,407	5,429
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	4,907	4,344
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,6	1,145	940
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	4,208	4,110
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,668	3,540
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.01% 20346	4,169	3,502
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,363
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,238
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,255	3,154
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.86% 20336	92	79
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.401% 20376	3,864	2,896
SACO I Trust, Series 2006-12, Class I-A, 0.40% 20366	7,009	1,974
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	1,763	1,767
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.36% 20376	15,281	1,025
		147,429

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,673	2,327

MISCELLANEOUS — 0.07%
Other bonds & notes in initial period of acquisition		50,336

Total bonds & notes (cost: $18,934,322,000)		19,874,271

Short-term securities — 4.12%

U.S. Treasury Bills 0.146%–0.242% due 2/24–10/20/2011	792,700	792,114
Freddie Mac 0.18%–0.301% due 2/14–11/1/2011	725,200	724,737
Fannie Mae 0.16%–0.513% due 2/2–9/1/2011	362,700	362,534
Federal Home Loan Bank 0.15%–0.301% due 2/2–12/2/2011	270,300	270,075
Straight-A Funding LLC 0.23%–0.25% due 2/16–3/18/20115	206,900	206,858
Federal Farm Credit Banks 0.19%–0.25% due 3/30–7/8/2011	120,000	119,957
General Electric Capital Services, Inc. 0.23% due 2/28/2011	70,000	69,989
General Electric Capital Corp. 0.17% due 2/1/2011	40,000	40,000
JPMorgan Chase & Co. 0.25% due 4/5/2011	70,000	69,960
Jupiter Securitization Co., LLC 0.23% due 2/10/20115	18,300	18,299
Johnson & Johnson 0.20% due 3/9/20115	66,340	66,327
Coca-Cola Co. 0.21%–0.22% due 3/21–3/28/20115	59,350	59,331
Variable Funding Capital Company LLC 0.27% due 4/14/20115	23,600	23,586
Walt Disney Co. 0.21% due 4/25/20115	20,000	19,989
Paccar Financial Corp. 0.24% due 4/19/2011	6,100	6,096

Total short-term securities (cost: $2,849,505,000)		2,849,852

Total investment securities (cost: $63,251,293,000)		68,832,898
Other assets less liabilities		310,633

Net assets		$69,143,531

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $10,191,558,000, which represented 14.74% of the net assets of the fund. This amount includes $10,021,086,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$31,915	$43,191	.06%
Atrium Corp.	4/30/2010	163	163	—

Total restricted securities		$32,078	$43,354	.06%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,236,754,000, which represented 7.57% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,026,502,000, which represented 1.48% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
11Step bond; coupon rate will increase at a later date.
12Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0311O-S25569

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: March 31, 2011